Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
12/31/23 (Unaudited)

COMMON STOCKS (73.0%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	14,981	$1,393,152
Trade Desk, Inc. (The) Class A(NON)	8,634	621,303

		2,014,455
Automotive (1.4%)
Aaron's Co., Inc. (The)	15,723	171,066
Bayerische Motoren Werke AG (Germany)	1,286	143,034
Blue Bird Corp.(NON)	5,454	147,040
Dana, Inc.	5,033	73,532
Ford Motor Co.	50,974	621,373
General Motors Co.	119,969	4,309,286
Mazda Motor Corp. (Japan)	40,700	431,718
PACCAR, Inc.	6,430	627,890
PROG Holdings, Inc.(NON)	6,338	195,908
Stellantis NV (Italy)	67,524	1,582,939
Subaru Corp. (Japan)	66,900	1,220,842
Tesla, Inc.(NON)	44,671	11,099,850
Toyota Motor Corp. (Japan)	18,500	339,600
TuSimple Holdings, Inc. Class A(NON)	49,448	43,405
United Rentals, Inc.	8,629	4,948,041
Visteon Corp.(NON)	3,390	423,411

		26,378,935
Basic materials (3.4%)
AdvanSix, Inc.	4,932	147,763
American Vanguard Corp.	3,813	41,829
American Woodmark Corp.(NON)	3,120	289,692
Andersons, Inc. (The)	5,287	304,214
Anglo American PLC (London Exchange) (United Kingdom)	36,482	915,451
AptarGroup, Inc.	4,740	585,959
ArcelorMittal SA (France)	47,168	1,337,655
Archer-Daniels-Midland Co.	8,426	608,526
Arcosa, Inc.	1,184	97,846
Arkema SA (France)	5,148	585,598
Atkore, Inc.(NON)	3,116	498,560
Avient Corp.	1,831	76,115
Axalta Coating Systems, Ltd.(NON)	18,912	642,441
Beacon Roofing Supply, Inc.(NON)	790	68,746
BHP Group, Ltd. (ASE Exchange) (Australia)	84,736	2,904,797
BHP Group, Ltd. (London Exchange) (Australia)	5,587	191,165
BlueScope Steel, Ltd. (Australia)	54,579	868,604
Boise Cascade Co.	3,940	509,678
Builders FirstSource, Inc.(NON)	14,621	2,440,830
CF Industries Holdings, Inc.	7,750	616,125
Cie de Saint-Gobain SA (France)	20,548	1,519,449
Clearwater Paper Corp.(NON)	1,937	69,964
Commercial Metals Co.	1,464	73,259
Constellium SE (France)(NON)	19,794	395,088
Corteva, Inc.	59,138	2,833,893
CRH PLC (Ireland)	50,980	3,513,138
CRH PLC (Ireland)	49,302	3,409,726
Dole PLC (Ireland)	17,100	210,159
Dow, Inc.	11,667	639,818
DuPont de Nemours, Inc.	36,974	2,844,410
Eastman Chemical Co.	27,302	2,452,265
Fortune Brands Innovations, Inc.	7,987	608,130
Freeport-McMoRan, Inc. (Indonesia)	125,485	5,341,897
Frontdoor, Inc.(NON)	10,673	375,903
Gibraltar Industries, Inc.(NON)	907	71,635
Glencore PLC (United Kingdom)	154,721	928,208
Holcim AG (Switzerland)	6,417	503,912
Huntsman Corp.	25,051	629,532
Innospec, Inc.	2,126	262,008
Janus International Group, Inc.(NON)	5,677	74,085
LightWave Logic, Inc.(NON)	24,461	121,816
Limbach Holdings, Inc.(NON)	2,512	114,221
Linde PLC	5,094	2,092,157
LSB Industries, Inc.(NON)	7,902	73,568
LyondellBasell Industries NV Class A	15,569	1,480,301
Martin Marietta Materials, Inc.	1,252	624,635
Minerals Technologies, Inc.	1,205	85,929
Mobe Omdistroer AB	17,974	642,211
Mueller Industries, Inc.	1,734	81,758
NewMarket Corp.	997	544,193
Novozymes A/S Class B (Denmark)	16,354	900,454
Nucor Corp.	3,599	626,370
Orion Engineered Carbons SA (Luxembourg)	4,153	115,163
PPG Industries, Inc.	23,645	3,536,110
Proto Labs, Inc.(NON)	1,702	66,310
Reliance Steel & Aluminum Co.	2,215	619,491
Rio Tinto PLC (United Kingdom)	10,202	757,682
Sherwin-Williams Co. (The)	10,977	3,423,727
Shin-Etsu Chemical Co., Ltd. (Japan)	47,200	1,972,310
Simpson Manufacturing Co., Inc.	1,299	257,176
Standex International Corp.	504	79,824
Steel Dynamics, Inc.	5,453	643,999
Sterling Construction Co., Inc.(NON)	4,829	424,614
Taiyo Nippon Sanso Corp. (Japan)	31,500	840,013
TopBuild Corp.(NON)	1,923	719,702
Tronox Holdings PLC Class A	22,242	314,947
Tutor Perini Corp.(NON)	5,468	49,759
UFP Industries, Inc.	4,526	568,239
Weyerhaeuser Co.(R)	36,663	1,274,773
Worthington Enterprises, Inc.	1,762	101,403
Worthington Steel, Inc.	1,225	34,423
Yara International ASA (Norway)	11,565	410,939

		64,086,290
Broadcasting (—%)
Sinclair, Inc.	5,849	76,212

		76,212
Building materials (0.2%)
AAON, Inc.	1,063	78,524
Apogee Enterprises, Inc.	3,773	201,516
JELD-WEN Holding, Inc.(NON)	15,526	293,131
Masonite International Corp.(NON)	1,075	91,010
Modine Manufacturing Co.(NON)	7,276	434,377
Owens Corning	4,602	682,154
Trane Technologies PLC	8,805	2,147,540

		3,928,252
Capital goods (3.2%)
A.O. Smith Corp.	8,110	668,588
Adient PLC(NON)	1,940	70,538
Airbus SE (France)	6,572	1,014,443
Alamo Group, Inc.	369	77,560
Albany International Corp. Class A	901	88,496
Allison Transmission Holdings, Inc.	10,419	605,865
American Axle & Manufacturing Holdings, Inc.(NON)	31,225	275,092
Applied Industrial Technologies, Inc.	1,965	339,336
Aptiv PLC(NON)	7,782	698,201
Argan, Inc.	1,499	70,138
Astronics Corp.(NON)	4,330	75,429
BAE Systems PLC (United Kingdom)	54,928	777,115
Ball Corp.	28,257	1,625,343
Belden, Inc.	1,793	138,509
Berry Global Group, Inc.	10,022	675,383
Boeing Co. (The)(NON)	18,839	4,910,573
Caterpillar, Inc.	2,180	644,561
Columbus McKinnon Corp./NY	1,756	68,519
Comfort Systems USA, Inc.	439	90,289
Curtiss-Wright Corp.	2,717	605,320
Dassault Aviation SA (France)	1,755	347,270
Deere & Co.	1,742	696,574
Donaldson Co., Inc.	9,681	632,653
Eaton Corp. PLC	2,517	606,144
Ebara Corp. (Japan)	7,000	412,182
Encore Wire Corp.	1,286	274,690
Enviri Corp.(NON)	8,462	76,158
Fortive Corp.	8,046	592,427
Franklin Electric Co., Inc.	831	80,316
GEA Group AG (Germany)	11,556	480,959
Gentex Corp.	19,060	622,500
Gentherm, Inc.(NON)	1,374	71,943
GrafTech International, Ltd.	49,752	108,957
Hitachi, Ltd. (Japan)	10,200	737,168
Honeywell International, Inc.	14,139	2,965,090
Hyster-Yale Materials Handling, Inc.	2,280	141,793
Ingersoll Rand, Inc.	54,579	4,221,140
Interface, Inc.	6,646	83,873
ITT, Inc.	5,384	642,419
Johnson Controls International PLC	53,789	3,100,398
Kone Oyj Class B (Finland)	22,780	1,139,966
Legrand SA (France)	3,730	388,517
LKQ Corp.	13,472	643,827
Lockheed Martin Corp.	1,400	634,536
Mitsubishi Electric Corp. (Japan)	74,600	1,053,097
Mitsubishi Heavy Industries, Ltd. (Japan)	12,900	750,621
MYR Group, Inc.(NON)	520	75,208
nLight, Inc.(NON)	4,607	62,195
Northrop Grumman Corp.	7,936	3,715,159
O-I Glass, Inc.(NON)	17,954	294,087
Oshkosh Corp.	5,957	645,798
Otis Worldwide Corp.	6,509	582,360
Parker Hannifin Corp.	1,310	603,517
Powell Industries, Inc.	2,581	228,160
Prysmian SpA (Italy)	59,952	2,733,301
Republic Services, Inc.	3,950	651,395
Rheinmetall AG (Germany)	2,152	682,189
RTX Corp.	35,099	2,953,230
Ryerson Holding Corp.	8,045	279,001
Shyft Group, Inc. (The)	5,883	71,890
Standard Motor Products, Inc.	823	32,764
Steelcase, Inc. Class A	5,164	69,817
Stoneridge, Inc.(NON)	3,226	63,133
Tennant Co.	394	36,520
Terex Corp.	7,141	410,322
Textron, Inc.	7,445	598,727
Titan International, Inc.(NON)	6,841	101,794
TransDigm Group, Inc.	2,006	2,029,270
Veralto Corp.(NON)	3,717	305,760
Vertiv Holdings Co.	73,462	3,528,380
Vinci SA (France)	26,898	3,378,206
Waste Connections, Inc.	11,790	1,759,893
Watts Water Technologies, Inc. Class A	2,315	482,307

		61,398,899
Commercial and consumer services (2.8%)
Arrowhead Pharmaceuticals, Inc.(NON)	3,379	103,397
Automatic Data Processing, Inc.	37,391	8,710,981
Barrett Business Services, Inc.	687	79,555
Booking Holdings, Inc.(NON)	3,539	12,553,612
Cimpress PLC (Ireland)(NON)	3,295	263,765
Cintas Corp.	1,069	644,244
Compass Group PLC (United Kingdom)	63,582	1,737,373
CoStar Group, Inc.(NON)	16,022	1,400,163
Ecolab, Inc.	3,453	684,903
Expedia Group, Inc.(NON)	37,733	5,727,492
Experian PLC (United Kingdom)	32,986	1,344,238
Global Payments, Inc.	5,026	638,302
Huron Consulting Group, Inc.(NON)	741	76,175
Laureate Education, Inc.	15,162	207,871
LiveRamp Holdings, Inc.(NON)	10,857	411,263
Mastercard, Inc. Class A	25,243	10,766,392
PayPal Holdings, Inc.(NON)	124,559	7,649,168
RE/MAX Holdings, Inc. Class A	7,902	105,334
SP Plus Corp.(NON)	1,892	96,965
StoneCo., Ltd. Class A (Brazil)(NON)	26,188	472,170
WEX, Inc.(NON)	3,412	663,805

		54,337,168
Communication services (1.3%)
American Tower Corp.(R)	29,522	6,373,208
AT&T, Inc.	221,578	3,718,079
Charter Communications, Inc. Class A(NON)	7,549	2,934,145
Comcast Corp. Class A	63,735	2,794,780
Crown Castle, Inc.(R)	5,196	598,527
Iridium Communications, Inc.	20,533	845,138
Preformed Line Products Co.	478	63,985
SBA Communications Corp.(R)	2,579	654,267
Spark NZ, Ltd. (New Zealand)	45,658	149,559
T-Mobile US, Inc.	23,636	3,789,560
Telstra Group, Ltd. (Australia)	309,935	835,108
Verizon Communications, Inc.	17,409	656,319
Vodafone Group PLC (United Kingdom)	1,428,092	1,240,546

		24,653,221
Communications equipment (0.1%)
arista Networks, Inc.(NON)	2,710	638,232
Motorola Solutions, Inc.	1,951	610,839
Viavi Solutions, Inc.(NON)	7,378	74,296

		1,323,367
Computers (5.4%)
8x8, Inc.(NON)	20,731	78,363
A10 Networks, Inc.	18,191	239,575
Adeia, Inc.	17,197	213,071
Agilysys, Inc.(NON)	2,131	180,751
AppFolio, Inc. Class A(NON)	375	64,965
Apple, Inc.	392,170	75,504,491
Bandwidth, Inc. Class A(NON)	8,198	118,625
Calix, Inc.(NON)	7,882	344,365
Cisco Systems, Inc.	103,088	5,208,006
CommVault Systems, Inc.(NON)	5,432	433,745
CrowdStrike Holdings, Inc. Class A(NON)	2,432	620,938
Dropbox, Inc. Class A(NON)	20,463	603,249
Elastic NV(NON)	4,958	558,767
Extreme Networks, Inc.(NON)	23,030	406,249
Fortinet, Inc.(NON)	10,349	605,727
MongoDB, Inc.(NON)	1,467	599,783
MSCI, Inc.	5,238	2,962,875
NetApp, Inc.	6,498	572,864
NetScout Systems, Inc.(NON)	3,088	67,782
PDF Solutions, Inc.(NON)	1,943	62,448
Phreesia, Inc.(NON)	9,456	218,906
PlayAGS, Inc.(NON)	8,364	70,509
Pure Storage, Inc. Class A(NON)	16,825	599,980
Qualys, Inc.(NON)	2,739	537,611
Rapid7, Inc.(NON)	7,266	414,889
RingCentral, Inc. Class A(NON)	19,989	678,627
Smartsheet, Inc. Class A(NON)	17,695	846,175
Snowflake, Inc. Class A(NON)	3,658	727,942
Super Micro Computer, Inc.(NON)	2,449	696,153
Synopsys, Inc.(NON)	11,159	5,745,881
Teradata Corp.(NON)	13,615	592,389
Vimeo, Inc.(NON)	31,261	122,543
Weave Communications, Inc.(NON)	11,959	137,170
Yext, Inc.(NON)	28,972	170,645
Zoom Video Communications, Inc. Class A(NON)	8,500	611,235
Zscaler, Inc.(NON)	2,868	635,434

		102,252,728
Conglomerates (0.9%)
3M Co.	80,371	8,786,158
AMETEK, Inc.	3,557	586,514
General Electric Co.	4,926	628,705
Marubeni Corp. (Japan)	78,000	1,227,332
Mitsubishi Corp. (Japan)	74,100	1,180,230
Mitsui & Co., Ltd. (Japan)	39,900	1,486,640
Siemens AG (Germany)	16,646	3,122,292
SPX Technologies, Inc.(NON)	2,697	272,424

		17,290,295
Consumer (0.3%)
Kimberly-Clark Corp.	4,433	538,654
LVMH Moet Hennessy Louis Vuitton SA (France)	4,929	3,998,037
Pandora A/S (Denmark)	8,747	1,208,414
Signet Jewelers, Ltd.	4,513	484,064

		6,229,169
Consumer staples (4.6%)
ACCO Brands Corp.	12,999	79,034
Altria Group, Inc.	51,764	2,088,160
Asahi Group Holdings, Ltd. (Japan)	28,000	1,042,178
Auto Trader Group PLC (United Kingdom)	87,403	802,553
Boston Beer Co., Inc. (The) Class A(NON)	1,753	605,819
Brink's Co. (The)	4,443	390,762
Cal-Maine Foods, Inc.	1,353	77,649
Cargurus, Inc.(NON)	12,710	307,074
Carlsberg A/S Class B (Denmark)	1,846	231,377
Carrols Restaurant Group, Inc.	18,670	147,120
Chipotle Mexican Grill, Inc.(NON)	1,557	3,560,797
CK Hutchison Holdings, Ltd. (Hong Kong)	339,000	1,824,622
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	32,800	470,482
Coca-Cola Co. (The)	217,667	12,827,116
Coca-Cola Consolidated, Inc.	530	492,052
Coca-Cola Europacific Partners PLC (Spain)	23,705	1,582,072
Coca-Cola HBC AG (Italy)	26,177	768,391
Colgate-Palmolive Co.	7,983	636,325
Copart, Inc.(NON)	12,244	599,956
CoreCivic, Inc.(NON)	6,851	99,545
Costco Wholesale Corp.	9,278	6,124,222
Coupang, Inc.(NON)	37,923	613,973
Coursera, Inc.(NON)	2,915	56,464
Danone SA (France)	10,925	708,610
Dave & Buster's Entertainment, Inc.(NON)	1,606	86,483
DoorDash, Inc. Class A(NON)	6,961	688,373
Etsy, Inc.(NON)	6,617	536,308
Eventbrite, Inc. Class A(NON)	31,366	262,220
First Watch Restaurant Group, Inc.(NON)	3,441	69,164
Heidrick & Struggles International, Inc.	4,019	118,681
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	8,442	679,006
Hudson Technologies, Inc.(NON)	8,082	109,026
Imperial Brands PLC (United Kingdom)	54,359	1,249,161
Ingles Markets, Inc. Class A	764	65,987
Ingredion, Inc.	5,651	613,303
Insperity, Inc.	587	68,808
Inter Parfums, Inc.	2,710	390,267
ITOCHU Corp. (Japan)	35,200	1,436,840
Itron, Inc.(NON)	5,925	447,397
Jeronimo Martins SGPS SA (Portugal)	24,869	632,331
John B. Sanfilippo & Son, Inc.	873	89,954
Kenvue, Inc.	76,315	1,643,062
Keurig Dr Pepper, Inc.	84,958	2,830,801
Koninklijke Ahold Delhaize NV (Netherlands)	45,518	1,306,935
Korn Ferry	6,072	360,373
L'Oreal SA (France)	2,832	1,408,086
McDonald's Corp.	6,049	1,793,589
Molson Coors Beverage Co. Class B	9,414	576,231
Mondelez International, Inc. Class A	8,464	613,048
Monster Beverage Corp.(NON)	11,212	645,923
Nestle SA (Switzerland)	28,083	3,250,252
Nissin Food Products Co., Ltd. (Japan)	34,500	1,203,004
PepsiCo, Inc.	4,992	847,841
Perdoceo Education Corp.	10,168	178,550
Philip Morris International, Inc.	11,754	1,105,816
Procter & Gamble Co. (The)	53,601	7,854,691
Recruit Holdings Co., Ltd. (Japan)	42,200	1,801,657
Resideo Technologies, Inc.(NON)	4,411	83,015
Resources Connection, Inc.	4,031	57,119
Sally Beauty Holdings, Inc.(NON)	7,873	104,553
Simply Good Foods Co. (The)(NON)	6,333	250,787
Starbucks Corp.	6,136	589,117
Sysco Corp.	8,454	618,241
Toyota Tsusho Corp. (Japan)	10,600	621,011
Turning Point Brands, Inc.	2,267	59,667
Uber Technologies, Inc.(NON)	180,797	11,131,671
Unilever PLC (United Kingdom)	41,969	2,030,624
United Natural Foods, Inc.(NON)	4,418	71,704
Upwork, Inc.(NON)	24,884	370,025
USANA Health Sciences, Inc.(NON)	1,335	71,556
WH Group, Ltd. (Hong Kong)	537,500	346,695

		87,505,306
Electronics (4.5%)
Advanced Micro Devices, Inc.(NON)	29,192	4,303,193
Allied Motion Technologies, Inc.	1,541	46,554
Ambarella, Inc.(NON)	1,166	71,464
Broadcom, Inc.	11,208	12,510,930
CEVA, Inc.(NON)	3,084	70,038
EnerSys	707	71,379
ESCO Technologies, Inc.	1,093	127,914
Hoya Corp. (Japan)	23,600	2,935,112
Keysight Technologies, Inc.(NON)	4,167	662,928
NVIDIA Corp.	77,951	38,602,894
NXP Semiconductors NV	9,783	2,246,959
Photronics, Inc.(NON)	2,969	93,138
Qorvo, Inc.(NON)	5,561	626,224
Qualcomm, Inc.	109,663	15,860,560
Rambus, Inc.(NON)	7,307	498,703
Samsung Electronics Co., Ltd. (Preference) (South Korea)	33,378	1,609,548
Shimadzu Corp. (Japan)	25,900	721,721
STMicroelectronics NV (France)	21,898	1,098,764
Synaptics, Inc.(NON)	1,528	174,314
Thales SA (France)	7,240	1,070,766
TTM Technologies, Inc.(NON)	12,754	201,641
Vicor Corp.(NON)	2,679	120,394
Vishay Intertechnology, Inc.	2,808	67,308
Vontier Corp.	65,196	2,252,522
Woodward, Inc.	4,425	602,375

		86,647,343
Energy (2.9%)
Alpha Metallurgical Resources, Inc.	1,491	505,330
Amplify Energy Corp.(NON)	9,579	56,803
Arch Resources, Inc.	1,066	176,892
BP PLC (United Kingdom)	482,351	2,850,461
Cabot Oil & Gas Corp.	23,903	610,005
California Resources Corp.	5,082	277,884
Cheniere Energy, Inc.	22,020	3,759,034
Chevron Corp.	4,318	644,073
ConocoPhillips	42,888	4,978,010
CONSOL Energy, Inc.	4,048	406,945
DMC Global, Inc.(NON)	3,797	71,460
Equinor ASA (Norway)	43,834	1,388,644
Exxon Mobil Corp.	158,517	15,848,529
FutureFuel Corp.	8,570	52,106
Golar LNG, Ltd. (Norway)	3,228	74,212
INPEX Corp. (Japan)	19,700	265,527
Marathon Oil Corp.	246,581	5,957,397
Marathon Petroleum Corp.	25,362	3,762,706
Murphy Oil Corp.	1,551	66,166
Nabors Industries, Ltd.(NON)	1,037	84,650
Newpark Resources, Inc.(NON)	10,437	69,302
NOW, Inc.(NON)	20,884	236,407
Oceaneering International, Inc.(NON)	3,436	73,118
Par Pacific Holdings, Inc.(NON)	10,302	374,684
PBF Energy, Inc. Class A	10,933	480,615
Peabody Energy Corp.	13,435	326,739
Schlumberger, Ltd.	11,806	614,384
Shell PLC (United Kingdom)	120,801	3,970,600
Shell PLC (United Kingdom)	13,131	426,615
SM Energy Co.	9,260	358,547
SunCoke Energy, Inc.	13,338	143,250
Targa Resources Corp.	7,435	645,878
Thermon Group Holdings, Inc.(NON)	4,389	142,950
US Silica Holdings, Inc.(NON)	23,496	265,740
Valero Energy Corp.	28,411	3,693,430
W&T Offshore, Inc.	20,130	65,624
Warrior Met Coal, Inc.	6,980	425,571
Weatherford International PLC(NON)	5,041	493,161

		54,643,449
Entertainment (0.2%)
Daktronics, Inc.(NON)	7,814	66,263
Live Nation Entertainment, Inc.(NON)	18,746	1,754,626
Sony Group Corp. (Japan)	15,000	1,421,320

		3,242,209
Financials (10.0%)
3i Group PLC (United Kingdom)	46,847	1,442,058
Affiliated Managers Group, Inc.	4,278	647,775
AIA Group, Ltd. (Hong Kong)	113,000	981,451
AIB Group PLC (Ireland)	113,366	485,091
Alexander & Baldwin, Inc.(R)	8,181	155,603
Allianz SE (Germany)	2,973	794,090
Ally Financial, Inc.	20,061	700,530
Amalgamated Financial Corp.	3,047	82,086
American Assets Trust, Inc.(R)	3,111	70,029
American Equity Investment Life Holding Co.(NON)	7,916	441,713
American Express Co.	5,271	987,469
American International Group, Inc.	132,793	8,996,726
Ameriprise Financial, Inc.	7,742	2,940,644
Anywhere Real Estate, Inc.(NON)	32,797	265,984
Apartment Income REIT Corp.(R)	17,947	623,299
Apollo Global Management, Inc.	31,722	2,956,173
Apple Hospitality REIT, Inc.(R)	9,614	159,689
Armada Hoffler Properties, Inc.(R)	5,306	65,635
ASR Nederland NV (Netherlands)	18,457	872,753
Associated Banc-Corp.	3,829	81,902
Assured Guaranty, Ltd.	34,860	2,608,574
AvalonBay Communities, Inc.(R)	3,304	618,575
AXA SA (France)	139,265	4,546,010
Axis Capital Holdings, Ltd.	12,758	706,410
Axos Financial, Inc.(NON)	7,980	435,708
Banco Bilbao Vizcaya Argentaria SA (Spain)	162,891	1,484,156
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,688	66,501
Banco Santander SA (Spain)	277,603	1,158,841
Bank Hapoalim MB (Israel)	117,615	1,053,873
Bank of America Corp.	252,935	8,516,321
Bank of Ireland Group PLC (Ireland)	127,305	1,153,958
Bank of New York Mellon Corp. (The)	81,990	4,267,580
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	3,391	108,546
Banner Corp.	6,238	334,107
Berkshire Hathaway, Inc. Class B(NON)	4,801	1,712,325
BGC Group, Inc. Class A	56,509	407,995
Bread Financial Holdings, Inc.	10,002	329,466
BrightSpire Capital, Inc.(R)	24,203	180,070
Brixmor Property Group, Inc.(R)	26,786	623,310
Broadstone Net Lease, Inc.(R)	4,302	74,080
Capital One Financial Corp.	24,561	3,220,438
Cathay General Bancorp	8,359	372,561
Centerspace(R)	2,725	158,595
Central Pacific Financial Corp.	6,061	119,280
Charles Schwab Corp. (The)	68,711	4,727,317
Chubb, Ltd.	2,519	569,294
Citigroup, Inc.	255,596	13,147,859
CNO Financial Group, Inc.	15,317	427,344
ConnectOne Bancorp, Inc.	4,409	101,010
COPT Defense Properties(R)	2,739	70,201
Corebridge Financial, Inc.	31,359	679,236
CrossFirst Bankshares, Inc.(NON)	3,233	43,904
Cushman & Wakefield PLC(NON)	18,089	195,361
Customers Bancorp, Inc.(NON)	7,065	407,085
DBS Group Holdings, Ltd. (Singapore)	52,700	1,331,452
Deutsche Boerse AG (Germany)	4,648	956,960
Discover Financial Services	53,560	6,020,144
DNB Bank ASA (Norway)	49,263	1,046,577
East West Bancorp, Inc.	9,015	648,629
Eastern Bankshares, Inc.	5,266	74,777
Elme Communities(R)	2,321	33,887
Employers Holdings, Inc.	2,045	80,573
Enova International, Inc.(NON)	1,989	110,111
Enterprise Financial Services Corp.	4,663	208,203
EPR Properties(R)	13,161	637,650
Equitable Holdings, Inc.	80,145	2,668,829
Equity Residential(R)	26,833	1,641,106
Erste Group Bank AG (Czech Republic)	20,923	848,914
Essent Group, Ltd.	9,083	479,037
Essential Properties Realty Trust, Inc.(R)	2,719	69,498
Essex Property Trust, Inc.(R)	2,571	637,454
Eurazeo SE (France)	2,201	175,005
Euronext NV (France)	13,132	1,140,278
Everest Re Group, Ltd.	1,526	539,563
FB Financial Corp.	4,049	161,353
First BanCorp/Puerto Rico (Puerto Rico)	25,109	413,043
First Financial Corp./IN	1,644	70,741
First Industrial Realty Trust, Inc.(R)	13,380	704,725
Gaming and Leisure Properties, Inc.(R)	54,280	2,678,718
Genworth Financial, Inc. Class A(NON)	64,201	428,863
Globe Life, Inc.	5,280	642,682
Goldman Sachs Group, Inc. (The)	18,332	7,071,935
Goodman Group (Australia)(R)	89,837	1,542,549
Granite Point Mortgage Trust, Inc.(R)	11,340	67,360
Hancock Whitney Corp.	7,936	385,610
Hanmi Financial Corp.	5,743	111,414
Heartland Financial USA, Inc.	5,256	197,678
Heritage Commerce Corp.	7,581	75,204
Hilltop Holdings, Inc.	2,541	89,469
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	3,000	102,646
Hope Bancorp, Inc.	19,194	231,864
Horace Mann Educators Corp.	6,511	212,910
HSBC Holdings PLC (United Kingdom)	6,996	56,507
Independent Bank Corp./MI	2,681	69,760
International Bancshares Corp.	1,757	95,440
Investor AB Class B (Sweden)	66,118	1,534,593
Jackson Financial, Inc. Class A	8,888	455,066
Japan Exchange Group, Inc. (Japan)	76,900	1,622,490
Jefferies Financial Group, Inc.	16,778	677,999
JPMorgan Chase & Co.	78,982	13,434,838
Julius Baer Group, Ltd. (Switzerland)	22,859	1,284,449
Kennedy-Wilson Holdings, Inc.	22,397	277,275
Kite Realty Group Trust(R)	5,015	114,643
Klepierre SA (France)(R)	19,236	525,979
Ladder Capital Corp.(R)	6,099	70,199
Loews Corp.	8,483	590,332
London Stock Exchange Group PLC (United Kingdom)	15,768	1,863,995
Marsh & McLennan Cos., Inc.	2,915	552,305
MetLife, Inc.	65,965	4,362,265
MFA Financial, Inc.(R)	11,319	127,565
MGIC Investment Corp.	59,640	1,150,456
Mid-America Apartment Communities, Inc.(R)	4,684	629,811
Mitsubishi UFJ Financial Group, Inc. (Japan)	174,600	1,502,555
Mizrahi Tefahot Bank, Ltd. (Israel)	18,334	708,773
Mr. Cooper Group, Inc.(NON)	6,927	451,086
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,761	1,557,416
Nasdaq, Inc.	10,965	637,505
National Bank Holdings Corp. Class A	2,127	79,103
National Health Investors, Inc.(R)	3,738	208,767
National Retail Properties, Inc.	15,252	657,361
Navient Corp.	20,007	372,530
NexPoint Residential Trust, Inc.(R)	2,026	69,755
NMI Holdings, Inc. Class A(NON)	2,289	67,938
Nordea Bank ABP (Finland)	123,789	1,531,092
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	80,352	669,332
OceanFirst Financial Corp.	5,087	88,310
OFG Bancorp (Puerto Rico)	6,237	233,763
Old Republic International Corp.	20,656	607,286
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	3,088	38,507
Park Hotels & Resorts, Inc.	39,202	599,791
Pathward Financial, Inc.	5,478	289,951
PennyMac Financial Services, Inc.	2,196	194,061
Persimmon PLC (United Kingdom)	71,329	1,258,066
Piedmont Office Realty Trust, Inc. Class A(R)	13,455	95,665
PNC Financial Services Group, Inc. (The)	26,763	4,144,251
Preferred Bank/Los Angeles CA	2,531	184,890
Premier Financial Corp.	3,887	93,677
Prudential PLC (United Kingdom)	62,946	708,592
QCR Holdings, Inc.	1,462	85,366
Regency Centers Corp.(R)	8,968	600,856
Reinsurance Group of America, Inc.	11,320	1,831,350
Retail Opportunity Investments Corp.(R)	16,236	227,791
Rithm Capital Corp.(R)	55,713	595,015
RLJ Lodging Trust(R)	13,178	154,446
RMR Group, Inc. (The) Class A	2,480	70,010
S&T Bancorp, Inc.	2,284	76,331
SEI Investments Co.	9,763	620,439
Service Properties Trust(R)	8,864	75,699
Simon Property Group, Inc.(R)	7,575	1,080,498
SITE Centers Corp.(R)	5,280	71,966
SLM Corp.	40,015	765,087
State Street Corp.	25,363	1,964,618
StoneX Group, Inc.(NON)	4,256	314,220
Sunstone Hotel Investors, Inc.(R)	36,420	390,787
Swiss Re AG (Switzerland)	11,973	1,346,637
Synchrony Financial	16,696	637,620
Tanger, Inc.(R)	2,768	76,729
Taylor Morrison Home Corp.(NON)	9,633	513,921
Terreno Realty Corp.(R)	1,080	67,684
Tokio Marine Holdings, Inc. (Japan)	30,700	766,438
TPG RE Finance Trust, Inc.(R)	11,019	71,624
TrustCo Bank Corp. NY	2,125	65,981
Trustmark Corp.	2,777	77,423
UDR, Inc.(R)	16,681	638,715
UMB Financial Corp.	1,045	87,310
UniCredit SpA (Italy)	53,425	1,449,299
Universal Insurance Holdings, Inc.	4,623	73,876
Unum Group	13,724	620,599
Urban Edge Properties(R)	21,453	392,590
VICI Properties, Inc.(R)	19,671	627,111
Virtu Financial, Inc. Class A	32,721	662,927
Virtus Investment Partners, Inc.	889	214,925
Visa, Inc. Class A	24,785	6,452,775
Vornado Realty Trust(R)	69,598	1,966,144
Wells Fargo & Co.	99,165	4,880,901
WesBanco, Inc.	2,307	72,371
Westamerica Bancorp	4,702	265,240
Xenia Hotels & Resorts, Inc.(R)	2,538	34,568
Zurich Insurance Group AG (Switzerland)	1,114	582,408

		191,030,287
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	48,222	1,337,012
DraftKings, Inc. Class A(NON)	18,192	641,268
Golden Entertainment, Inc.	3,066	122,425
International Game Technology PLC	14,517	397,911
La Francaise des Jeux SAEM (France)	4,704	170,757
Light & Wonder, Inc.(NON)	5,919	486,009
Monarch Casino & Resort, Inc.	952	65,831
Red Rock Resorts, Inc. Class A	7,619	406,321

		3,627,534
Health care (9.3%)
10x Genomics, Inc. Class A(NON)	12,428	695,471
Abbott Laboratories	78,597	8,651,172
AbbVie, Inc.	39,799	6,167,651
ACADIA Pharmaceuticals, Inc.(NON)	18,649	583,900
Adaptive Biotechnologies Corp.(NON)	14,990	73,451
Addus HomeCare Corp.(NON)	750	69,638
Agenus, Inc.	94,605	78,323
Alkermes PLC(NON)	17,036	472,579
Alnylam Pharmaceuticals, Inc.(NON)	3,306	632,801
American Well Corp. Class A(NON)	38,490	57,350
Amgen, Inc.	2,110	607,722
AMN Healthcare Services, Inc.(NON)	1,004	75,180
Amneal Pharmaceuticals, Inc.(NON)	12,697	77,071
AngioDynamics, Inc.(NON)	9,016	70,685
Arcellx, Inc.(NON)	7,104	394,272
Arcturus Therapeutics Holdings, Inc.(NON)	10,497	330,970
Arvinas, Inc.(NON)	10,824	445,516
AstraZeneca PLC (United Kingdom)	34,001	4,579,370
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	2,325	7,115
AstraZeneca PLC ADR (United Kingdom)	54,743	3,686,941
AtriCure, Inc.(NON)	6,146	219,351
Avanos Medical, Inc.(NON)	5,381	120,696
Axogen, Inc.(NON)	8,590	58,670
Bio-Rad Laboratories, Inc. Class A(NON)	1,017	328,379
Biohaven, Ltd.(NON)	11,286	483,041
Boston Scientific Corp.(NON)	87,189	5,040,396
Bristol-Myers Squibb Co.	12,242	628,137
Cardinal Health, Inc.	45,511	4,587,509
Castle Biosciences, Inc.(NON)	4,702	101,469
Catalyst Pharmaceuticals, Inc.(NON)	4,760	80,016
Cigna Group (The)	21,391	6,405,535
Cochlear, Ltd. (Australia)	3,349	680,473
Cogent Biosciences, Inc.(NON)	15,281	89,852
Corcept Therapeutics, Inc.(NON)	4,659	151,324
Cullinan Oncology, Inc.(NON)	4,085	41,626
CVS Health Corp.	7,947	627,495
Danaher Corp.	14,042	3,248,477
Dexcom, Inc.(NON)	21,721	2,695,359
Dyne Therapeutics, Inc.(NON)	7,412	98,580
Elevance Health, Inc.	5,301	2,499,740
Eli Lilly and Co.	33,846	19,729,510
Exelixis, Inc.(NON)	62,768	1,505,804
Fate Therapeutics, Inc.(NON)	45,002	168,307
FUJIFILM Holdings Corp. (Japan)	17,800	1,066,338
Fulgent Genetics, Inc.(NON)	4,104	118,647
Genelux Corp.(NON)	3,914	54,835
Glaukos Corp.(NON)	1,830	145,467
GlaxoSmithKline PLC (United Kingdom)	89,764	1,658,057
HCA Healthcare, Inc.	19,115	5,174,048
Health Catalyst, Inc.(NON)	13,251	122,704
HealthEquity, Inc.(NON)	1,082	71,737
Hologic, Inc.(NON)	8,400	600,180
Humana, Inc.	9,815	4,493,405
IDEXX Laboratories, Inc.(NON)	2,370	1,315,469
ImmunityBio, Inc.(NON)	97,891	491,413
Immunovant, Inc.(NON)	9,713	409,209
Inari Medical, Inc.(NON)	1,177	76,411
Incyte Corp.(NON)	38,880	2,441,275
Inspire Medical Systems, Inc.(NON)	3,338	679,049
Intuitive Surgical, Inc.(NON)	9,984	3,368,202
Ipsen SA (France)	3,491	416,657
iTeos Therapeutics, Inc.(NON)	6,396	70,036
Jazz Pharmaceuticals PLC(NON)	4,690	576,870
Johnson & Johnson	3,755	588,559
Keros Therapeutics, Inc.(NON)	2,345	93,237
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	7,334	128,638
Lantheus Holdings, Inc.(NON)	5,380	333,560
Ligand Pharmaceuticals, Inc.(NON)	1,006	71,849
LivaNova PLC (United Kingdom)(NON)	5,790	299,575
Lonza Group AG (Switzerland)	1,349	567,547
M3, Inc. (Japan)	37,200	612,618
MacroGenics, Inc.(NON)	12,785	122,992
McKesson Corp.	13,323	6,168,283
Medpace Holdings, Inc.(NON)	2,194	672,527
Medtronic PLC	7,094	584,404
Merck & Co., Inc.	149,724	16,322,911
Merck KGaA (Germany)	4,128	656,590
MiMedx Group, Inc.(NON)	7,947	69,695
Neurocrine Biosciences, Inc.(NON)	5,584	735,748
Nevro Corp.(NON)	3,075	66,174
Novartis AG (Switzerland)	26,726	2,698,511
Novavax, Inc.(NON)	12,695	60,936
Novo Nordisk A/S Class B (Denmark)	45,150	4,670,082
Nurix Therapeutics, Inc.(NON)	11,350	117,132
Nuvation Bio, Inc.(NON)	27,985	42,257
Option Care Health, Inc.(NON)	11,936	402,124
OraSure Technologies, Inc.(NON)	17,200	141,040
Orthofix Medical, Inc. (Netherlands)(NON)	5,518	74,383
Pacific Biosciences of California, Inc.(NON)	7,414	72,731
PetIQ, Inc.(NON)	8,623	170,304
Pfizer, Inc.	20,132	579,600
PTC Therapeutics, Inc.(NON)	8,169	225,138
Quanterix Corp.(NON)	5,873	160,568
RadNet, Inc.(NON)	4,778	166,131
RAPT Therapeutics, Inc.(NON)	5,034	125,095
Regeneron Pharmaceuticals, Inc.(NON)	7,575	6,653,047
Roche Holding AG (Switzerland)	9,007	2,610,518
Sabra Health Care REIT, Inc.(R)	17,664	252,065
Sanofi SA (France)	44,088	4,370,946
Schrodinger, Inc.(NON)	2,260	80,908
Select Medical Holdings Corp.	9,928	233,308
Semler Scientific, Inc.(NON)	1,447	64,088
Shionogi & Co., Ltd. (Japan)	10,000	481,454
SI-BONE, Inc.(NON)	3,759	78,901
Sonic Healthcare, Ltd. (Australia)	13,493	294,557
STAAR Surgical Co.(NON)	4,478	139,758
Surmodics, Inc.(NON)	1,943	70,628
Teladoc Health, Inc.(NON)	32,702	704,728
TG Therapeutics, Inc.(NON)	7,560	129,125
Thermo Fisher Scientific, Inc.	9,680	5,138,047
UnitedHealth Group, Inc.	14,554	7,662,245
Veradigm, Inc.(NON)	20,155	211,426
Vertex Pharmaceuticals, Inc.(NON)	20,617	8,388,851
Vir Biotechnology, Inc.(NON)	7,187	72,301
Voyager Therapeutics, Inc.(NON)	9,741	82,214
Wave Life Sciences, Ltd.(NON)	7,795	39,365
West Pharmaceutical Services, Inc.	875	308,105
Zymeworks, Inc.(NON)	12,797	132,961

		176,697,418
Homebuilding (0.6%)
Beazer Homes USA, Inc.(NON)	11,289	381,455
Forestar Group, Inc.(NON)	5,019	165,978
Hovnanian Enterprises, Inc. Class A(NON)	1,428	222,225
KB Home	1,415	88,381
Lennar Corp. Class A	4,810	716,882
M/I Homes, Inc.(NON)	3,618	498,343
NVR, Inc.(NON)	95	665,043
PulteGroup, Inc.	72,890	7,523,706
Taylor Wimpey PLC (United Kingdom)	121,505	227,141
Toll Brothers, Inc.	6,446	662,584
TRI Pointe Homes, Inc.(NON)	13,194	467,068

		11,618,806
Leisure (—%)
MasterCraft Boat Holdings, Inc.(NON)	3,023	68,441

		68,441
Lodging/Tourism (0.4%)
Hilton Worldwide Holdings, Inc.	20,242	3,685,866
Host Hotels & Resorts, Inc.(R)	30,965	602,889
InterContinental Hotels Group PLC (United Kingdom)	12,273	1,108,480
Marriott International, Inc./MD Class A	2,843	641,125
MGM Resorts International(NON)	6,410	286,399
Ryman Hospitality Properties, Inc.(R)	4,644	511,119

		6,835,878
Media (0.8%)
Informa PLC (United Kingdom)	49,593	492,349
Netflix, Inc.(NON)	24,224	11,794,181
Universal Music Group NV (Netherlands)	101,214	2,890,283

		15,176,813
Publishing (0.1%)
TOPPAN Holdings, Inc. (Japan)	23,800	662,189
Wolters Kluwer NV (Netherlands)	10,057	1,429,144

		2,091,333
Retail (4.9%)
Abercrombie & Fitch Co. Class A(NON)	795	70,135
Amazon.com, Inc.(NON)	261,290	39,700,403
American Eagle Outfitters, Inc.	3,124	66,104
Associated British Foods PLC (United Kingdom)	28,340	854,279
AutoZone, Inc.(NON)	229	592,105
BJ's Wholesale Club Holdings, Inc.(NON)	22,683	1,512,049
BlueLinx Holdings, Inc.(NON)	1,775	201,125
Buckle, Inc. (The)	1,963	93,282
Caleres, Inc.	9,892	303,981
Dillard's, Inc. Class A	961	387,908
Fast Retailing Co., Ltd. (Japan)	2,700	669,432
G-III Apparel Group, Ltd.(NON)	1,967	66,839
GMS, Inc.(NON)	5,586	460,454
Home Depot, Inc. (The)	10,839	3,756,255
Industria de Diseno Textil SA (Spain)	35,960	1,568,447
J. Jill, Inc.(NON)	4,046	104,306
Lululemon Athletica, Inc. (Canada)(NON)	8,251	4,218,654
Nike, Inc. Class B	20,559	2,232,091
O'Reilly Automotive, Inc.(NON)	11,264	10,701,701
Pan Pacific International Holdings Corp. (Japan)	33,400	794,905
Ross Stores, Inc.	16,544	2,289,524
Target Corp.	22,853	3,254,724
TJX Cos., Inc. (The)	16,614	1,558,559
Walmart, Inc.	110,096	17,356,635

		92,813,897
Semiconductor (0.6%)
AIXTRON SE (Germany)	19,734	842,527
Applied Materials, Inc.	9,659	1,565,435
ASML Holding NV (Netherlands)	6,132	4,629,741
Axcelis Technologies, Inc.(NON)	2,623	340,177
Disco Corp. (Japan)	6,400	1,574,893
KLA Corp.	1,748	1,016,112
Kokusai Electric Corp. (Japan)(NON)	24,900	539,487
Lam Research Corp.	910	712,767
MaxLinear, Inc. Class A(NON)	10,340	245,782
Renesas Electronics Corp. (Japan)(NON)	49,200	882,993

		12,349,914
Software (6.6%)
Adobe, Inc.(NON)	26,595	15,866,577
Atlassian Corp. Class A(NON)	3,067	729,517
Autodesk, Inc.(NON)	2,544	619,413
Cadence Design Systems, Inc.(NON)	43,629	11,883,231
Domo, Inc. Class B(NON)	16,029	164,938
F5 Networks, Inc.(NON)	3,242	580,253
HubSpot, Inc.(NON)	5,423	3,148,269
Intapp, Inc.(NON)	8,060	306,441
Manhattan Associates, Inc.(NON)	2,856	614,954
Microsoft Corp.	203,547	76,541,814
Nexon Co., Ltd. (Japan)	46,300	840,863
Oracle Corp.	96,653	10,190,126
Pegasystems, Inc.	10,697	522,655
PROS Holdings, Inc.(NON)	6,084	235,998
ROBLOX Corp. Class A(NON)	14,651	669,844
SAP SE (Germany)	568	87,373
Sapiens International Corp. NV (Israel)	4,433	128,291
Square Enix Holdings Co., Ltd. (Japan)	29,300	1,049,939
Squarespace, Inc. Class A(NON)	13,034	430,252
Veeva Systems, Inc. Class A(NON)	3,362	647,252
Workday, Inc. Class A(NON)	2,201	607,608

		125,865,608
Technology services (4.7%)
Alphabet, Inc. Class A(NON)	183,693	25,660,075
Alphabet, Inc. Class C(NON)	111,054	15,650,840
DocuSign, Inc.(NON)	32,815	1,950,852
eBay, Inc.	13,175	574,694
Fair Isaac Corp.(NON)	1,374	1,599,350
Fidelity National Information Services, Inc.	10,730	644,551
Fiserv, Inc.(NON)	4,286	569,352
GoDaddy, Inc. Class A(NON)	13,769	1,461,717
HealthStream, Inc.	3,133	84,685
Integral Ad Science Holding Corp.(NON)	15,533	223,520
Leidos Holdings, Inc.	23,076	2,497,746
Meta Platforms, Inc. Class A(NON)	66,665	23,596,743
Palo Alto Networks, Inc.(NON)	13,207	3,894,480
Prosus NV (China)	60,065	1,790,965
Q2 Holdings, Inc.(NON)	2,167	94,069
Roku, Inc.(NON)	6,618	606,606
Salesforce, Inc.(NON)	17,254	4,540,217
Scout24 SE (Germany)	21,620	1,529,635
SCSK Corp. (Japan)	21,300	421,705
Spotify Technology SA (Sweden)(NON)	2,887	542,496
Unisys Corp.(NON)	15,602	87,683
VeriSign, Inc.(NON)	2,788	574,216
Western Union Co. (The)	49,715	592,603
Xerox Holdings Corp.	4,512	82,705

		89,271,505
Textiles (0.1%)
Asics Corp. (Japan)	10,600	330,658
Hermes International (France)	774	1,642,640
PRADA SpA (Italy)	92,000	524,980

		2,498,278
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	5,249	75,166

		75,166
Toys (0.2%)
JAKKS Pacific, Inc.(NON)	2,034	72,309
Nintendo Co., Ltd. (Japan)	62,700	3,276,461

		3,348,770
Transportation (1.3%)
ArcBest Corp.	2,235	268,669
Ardmore Shipping Corp. (Ireland)	6,273	88,387
Arlo Technologies, Inc.(NON)	16,722	159,193
Canadian National Railway Co. (Canada)	10,794	1,356,734
Canadian Pacific Kansas City, Ltd. (Canada)	34,240	2,707,014
CSX Corp.	17,816	617,681
Daseke, Inc.(NON)	8,524	69,044
Delta Air Lines, Inc.	14,675	590,375
Deutsche Lufthansa AG (Germany)(NON)	15,094	134,152
Deutsche Post AG (Germany)	16,907	837,501
FedEx Corp.	21,030	5,319,959
Hub Group, Inc. Class A(NON)	2,955	271,683
International Seaways, Inc.	1,392	63,308
Kirby Corp.(NON)	8,299	651,306
Kuehne + Nagel International AG (Switzerland)	814	280,603
Matson, Inc.	4,259	466,786
Norfolk Southern Corp.	2,801	662,100
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	299,449	1,091,703
Ryanair Holdings PLC ADR (Ireland)(NON)	6,807	907,782
Scorpio Tankers, Inc.	7,287	443,050
SITC International Holdings Co., Ltd. (Hong Kong)	33,000	56,891
SkyWest, Inc.(NON)	6,624	345,773
Southwest Airlines Co.	79,492	2,295,729
Teekay Corp. (Bermuda)(NON)	15,026	107,436
Teekay Tankers, Ltd. Class A (Canada)	7,376	368,579
Union Pacific Corp.	17,097	4,199,365
Westinghouse Air Brake Technologies Corp.	4,862	616,988

		24,977,791
Utilities and power (1.9%)
ALLETE, Inc.	6,915	422,921
Ameren Corp.	37,364	2,702,912
American Electric Power Co., Inc.	7,347	596,723
Black Hills Corp.	1,281	69,110
Centrica PLC (United Kingdom)	510,716	913,778
Chesapeake Utilities Corp.	648	68,448
Constellation Energy Corp.	33,436	3,908,334
Dominion Energy, Inc.	12,439	584,633
DTE Energy Co.	5,173	570,375
Duke Energy Corp.	6,364	617,563
E.ON SE (Germany)	95,368	1,279,371
Edison International	42,542	3,041,328
Enel SpA (Italy)	139,807	1,040,608
Eni SpA (Italy)	18,722	317,779
Entergy Corp.	5,929	599,956
Eversource Energy	10,031	619,113
Exelon Corp.	78,272	2,809,965
Iberdrola SA (Spain)	5,423	70,923
New Jersey Resources Corp.	2,351	104,808
NextEra Energy, Inc.	9,761	592,883
Northwest Natural Holding Co.	3,954	153,969
NRG Energy, Inc.	92,671	4,791,091
Otter Tail Corp.	886	75,283
PG&E Corp.(NON)	34,087	614,589
Pinnacle West Capital Corp.	3,766	270,549
PNM Resources, Inc.	7,873	327,517
Portland General Electric Co.	2,908	126,033
PPL Corp.	10,438	282,870
Public Service Enterprise Group, Inc.	9,443	577,439
RWE AG (Germany)	16,575	753,591
SJW Group	1,938	126,648
Southern Co. (The)	8,386	588,026
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	13,140	15,111
Tokyo Gas Co., Ltd. (Japan)	48,400	1,109,537
Unitil Corp.	1,417	74,492
Vistra Corp.	108,108	4,164,320
Xcel Energy, Inc.	9,656	597,746

		35,580,342

Total common stocks (cost $901,762,376)		$1,389,935,079

CORPORATE BONDS AND NOTES (13.9%)(a)
		Principal amount	Value
Basic materials (1.1%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$430,485
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		225,000	234,088
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		75,000	69,897
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		295,000	290,707
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		205,000	213,253
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	161,537
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		60,000	61,348
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		55,000	53,326
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	191,448
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	226,347
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		265,000	248,819
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	112,329
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	99,218
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		271,000	286,470
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		611,000	640,494
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,269,000	1,301,176
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		300,000	273,379
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		200,000	212,250
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,008,000	921,331
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	387,199
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	76,284
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		170,000	155,769
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	248,446
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	108,816
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		310,000	261,563
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		309,000	307,852
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		205,000	206,477
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	330,165
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	573,116
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	152,552
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	135,032
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	139,559
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	213,300
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	240,217
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	213,419
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	456,600
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		160,000	143,000
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		170,000	142,800
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		200,000	186,314
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	512,071
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	67,566
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	143,050
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	65,721
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	97,184
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	197,000
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		295,000	249,463
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	181,588
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		275,000	279,862
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	163,200
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		95,000	103,840
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	566,313
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	44,062
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		130,000	122,258
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	110,000	114,157
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		$143,000	138,894
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	623,913
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	228,189
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	105,517
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	228,200
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	230,922
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		140,000	130,885
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	206,159
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	364,773
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	303,297
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	188,750
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		225,000	236,531
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		320,000	264,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		85,000	34,637
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		290,000	256,881
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		795,000	525,522
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	277,634
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	967,847
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	794,709
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	179,453
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		39,000	45,258
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,226,000	1,179,535
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		245,000	244,388
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		270,000	237,588

			21,607,199
Capital goods (0.9%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	169,391
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	155,587
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	155,067
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$225,000	190,457
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	223,563
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		255,000	198,101
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	338,400
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		43,000	42,256
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	266,497
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	751,557
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		340,000	320,581
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,311,503
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	157,956
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		290,000	312,685
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		74,000	74,013
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		30,000	30,497
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		156,000	155,272
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		185,000	196,970
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	292,669
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		175,000	190,080
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	145,267
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	142,830
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	202,052
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$130,000	132,087
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		110,000	96,106
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	157,500
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		620,000	617,675
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		230,000	234,600
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		190,000	178,972
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	46,220
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		70,000	72,120
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		495,000	420,854
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		140,000	146,136
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		740,000	676,175
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	470,064
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	277,447
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		312,000	308,385
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	109,097
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	330,406
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		175,000	150,696
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	259,152
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		298,000	264,985
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		295,000	299,098
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,070
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		645,000	657,029
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	82,400
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	165,269
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		285,000	263,748
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		125,000	118,387
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		110,000	112,106
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		857,000	837,267
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		210,000	195,156
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	223,541
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		300,000	322,492
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		115,000	125,842
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		150,000	141,375
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		235,000	230,236
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	219,651
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		205,000	192,469
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		45,000	47,156
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	195,700
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		260,000	266,500
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	255,000	271,525
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		$92,000	82,668
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		497,000	475,282
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		323,000	330,556
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		105,000	101,063

			16,948,514
Communication services (1.4%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	164,715
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	155,604
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		724,000	621,705
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		413,000	367,530
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		844,000	791,113
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		788,000	755,628
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		285,000	264,535
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,055,000	1,477,499
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		165,000	161,244
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		804,000	655,277
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,045,000	944,529
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		253,000	250,169
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		165,000	141,317
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		180,000	169,666
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,255,000	1,146,775
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	139,829
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		355,000	313,096
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		731,000	634,265
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		702,000	689,795
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	565,073
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		250,000	247,623
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		327,000	212,690
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		189,000	121,821
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		557,000	427,532
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		307,000	256,193
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		156,000	148,445
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		450,000	427,463
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		591,000	561,798
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		385,000	347,341
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		187,000	180,452
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		285,000	177,413
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	523,896
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		275,000	258,384
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		180,000	92,770
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		60,000	47,856
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	98,526
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		400,000	250,000
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	244,303
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,563,000	1,484,322
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		315,000	304,322
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		170,000	174,880
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		129,000	125,089
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		385,000	190,575
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		455,000	493,006
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,231,000	1,024,930
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		119,000	112,848
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,210,000	1,173,611
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		69,000	69,416
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	136,575
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		6,000	6,021
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		660,000	670,383
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		340,000	315,895
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		328,000	358,558
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,130,000	995,976
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		957,000	731,101
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		755,000	726,374
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,995,000	1,973,567
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		360,000	325,658
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		210,000	164,063
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		200,000	178,060
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		510,000	430,950

			27,200,050
Consumer cyclicals (1.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		295,000	271,474
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		458,000	439,108
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	293,607
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		345,000	281,276
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	130,000	125,751
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		$270,000	255,495
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		225,000	200,581
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		140,800	129,844
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	22,720
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	60,164
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		290,000	298,565
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		125,000	125,790
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		255,000	264,961
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		240,000	245,292
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		95,000	88,542
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		10,000	6,600
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		820,000	728,120
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		536,000	491,401
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		524,000	527,921
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		410,000	376,308
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		345,000	353,776
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		415,000	374,333
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		105,000	104,989
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		285,000	289,283
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		70,000	73,088
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		130,000	142,194
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		420,000	409,682
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		160,000	174,147
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		190,000	168,747
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		235,000	228,538
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		30,000	30,150
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		185,000	169,720
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		220,000	189,685
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		160,000	143,317
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,056,000	962,729
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		420,000	381,247
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		375,000	352,500
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		60,000	61,875
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		75,000	72,314
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		45,000	40,337
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		265,000	234,252
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	66,283
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		160,000	143,422
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		635,000	479,106
GTCR W-2 Merger Sub, LLC 144A sr. notes 7.50%, 1/15/31		230,000	243,046
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	173,402
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		245,000	237,443
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	277,964
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		641,000	635,888
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		362,807	235,489
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	200,000	240,661
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		$1,275,000	1,262,053
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		18,000	15,208
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		165,000	155,925
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		285,000	255,075
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		265,000	244,173
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		170,000	151,802
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		668,000	666,468
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	424,261
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		295,000	313,806
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		45,000	46,938
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	383,966
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		225,000	222,944
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	122,103
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	86,400
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		285,000	247,044
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		215,000	199,252
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		185,000	168,978
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	95,096
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		290,000	279,633
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	334,800
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		100,000	62,959
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		85,000	75,225
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	798,272
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		100,000	104,500
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		140,000	141,225
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		435,000	405,637
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	825,823
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	142,126
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	841,001
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		578,000	597,143
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		154,000	146,209
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	202,283
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		60,000	55,289
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		180,000	189,025
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		155,000	149,822
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		175,000	163,535
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		169,000	156,393
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	256,913
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		250,000	243,204
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	111,263
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		190,000	188,892
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		9,000	6,994
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		140,000	146,213
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		295,000	317,309
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		160,000	158,424
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	53,123
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	81,909
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	87,449
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	153,883
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27		60,000	54,601
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		345,000	326,173
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	114,976
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	102,169
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	194,482
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	235,259
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	217,338
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		315,000	300,550
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	187,112
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	77,424
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	116,992
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	19,254
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	280,108
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		160,000	144,268
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	306,419
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	372,112
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	362,946
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		265,000	263,252
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		100,000	105,270
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		90,000	90,450
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	169,292
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	115,528
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		165,000	161,634
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		210,000	209,427
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		175,000	180,534
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		100,000	99,713
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		345,000	286,781
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	509,813
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		2,001,000	1,831,323
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	665,936
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		200,000	193,602
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		250,000	243,276
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		200,000	207,250
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		210,000	198,195

			34,404,554
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		415,000	372,213
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		160,000	153,172
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		220,000	213,885
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	203,716
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	304,593
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	238,108
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	227,950
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	960,113
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	290,000	342,271
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$260,000	237,743
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29		225,000	214,607
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		140,000	143,823
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		196,000	177,562
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		354,000	413,681
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	479,333
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	136,971
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		50,000	45,369
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		150,000	131,700
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	236,956
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		330,000	270,702
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		183,000	160,966
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	655,984
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		480,000	494,779
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		86,000	88,975
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28		1,174,000	1,202,702
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		194,000	186,843
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		240,000	221,263
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		111,000	108,387
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		210,000	181,444
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	45,370
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		943,000	902,923
McCormick & Co., Inc. sr. unsec. notes 1.85%, 2/15/31		35,000	28,619
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		675,000	764,361
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		1,545,000	1,542,379
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		345,000	175,950
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		265,000	265,631
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		55,000	57,349
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		145,000	137,713

			12,846,106
Energy (1.0%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		130,000	133,149
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	111,848
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		250,000	214,203
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		220,000	224,680
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		440,000	443,749
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	27,343
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	369,746
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,715,000	1,640,340
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		25,000	21,301
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		215,000	215,000
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		35,000	37,125
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		130,000	135,713
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		260,000	276,782
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		225,000	233,088
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	208,152
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	187,474
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		190,000	189,137
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	197,633
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	139,693
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		370,000	364,450
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		771,000	771,728
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		365,000	360,869
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		165,000	177,085
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	120,982
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	207,431
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		95,000	87,400
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	268,024
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		450,000	438,188
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		260,000	255,074
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		205,000	204,932
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		190,000	186,140
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	727,913
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		185,000	201,793
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		397,000	445,174
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		105,000	108,546
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		1,045,000	1,066,256
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	225,826
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		75,000	77,649
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		245,000	233,705
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		275,000	271,338
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		162,000	164,388
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		97,000	96,952
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		110,000	110,446
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		270,000	215,595
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		188,000	155,999
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		540,000	506,659
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		187,000	186,142
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		150,000	144,650
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		325,000	307,162
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		235,000	245,183
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		250,000	259,055
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	99,434
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	134,648
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		240,000	240,110
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		545,000	504,240
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		80,000	78,116
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		535,000	522,103
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	409,159
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		200,000	186,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		115,000	108,963
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		444,000	431,306
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		60,000	60,898
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		161,250	160,449
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		135,000	140,061
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		95,000	99,252
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		235,000	245,575
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	229,030
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	113,637
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		200,000	181,460
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		210,000	218,744
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		230,000	243,378
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		300,000	299,845
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		115,000	116,138
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31		155,000	160,425
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	68,727

			19,250,588
Financials (3.9%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	195,972
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,245,000	1,083,560
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		900,000	855,143
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		215,000	213,724
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		252,000	220,536
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		490,000	478,726
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		110,000	112,843
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,272,000	1,149,012
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		680,000	670,238
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		330,000	328,833
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		807,000	884,069
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		442,000	426,512
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		312,000	265,242
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	86,757
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	190,420
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		449,000	410,231
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		421,000	383,772
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		195,000	200,576
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	484,169
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30		175,000	185,964
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		280,000	252,037
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	781,158
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	201,300
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	388,498
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,172,335
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	595,041
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	316,963
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,328,000	2,132,800
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		672,000	577,058
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		2,112,000	1,854,349
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.406%, 9/15/26		125,000	123,391
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,572,000	1,676,048
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		555,000	539,371
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		430,000	437,184
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		812,000	568,594
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		176,000	164,686
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	210,949
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		375,000	307,803
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	194,775
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		1,000,000	1,007,842
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	423,727
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,465,216
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		441,000	390,428
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,674,000	2,548,401
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		609,000	588,895
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		415,000	371,143
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		776,000	758,159
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		705,000	688,015
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	207,317
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	192,675
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		246,000	230,570
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		402,000	378,805
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		280,000	298,466
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	231,382
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		600,000	588,793
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,491,000	1,385,592
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	137,813
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,106,577
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	244,511
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		1,137,000	1,156,766
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		220,000	208,270
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		60,000	65,250
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		45,000	48,994
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		185,000	182,586
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		125,000	119,296
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,157,000	1,125,614
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		87,000	92,577
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		329,000	280,100
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		85,000	87,128
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		336,000	283,669
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		148,000	147,085
goeasy, Ltd. 144A company guaranty sr. unsec. notes 9.25%, 12/1/28 (Canada)		135,000	144,176
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	129,977
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		109,000	96,658
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		2,554,000	2,470,553
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		360,000	316,347
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		220,000	226,249
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		140,000	147,872
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	411,585
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	66,778
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		781,000	590,236
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		145,000	138,346
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	96,032
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		345,000	352,074
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		597,000	444,309
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		297,000	237,524
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		182,000	178,946
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,211,186
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47		758,000	648,492
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		127,000	116,222
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,198,000	1,002,963
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		140,000	135,223
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		360,000	370,336
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,616,000	2,510,276
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		1,000,000	878,774
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		136,000	133,307
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	310,849
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		185,000	166,812
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	64,121
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		330,000	310,933
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	436,324
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		377,000	401,890
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		393,000	391,047
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	322,223
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	561,386
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		680,000	683,092
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,599,000	2,478,620
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		817,000	793,069
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37		150,000	145,965
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		79,000	84,856
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		230,000	236,888
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		72,000	74,797
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		345,000	321,681
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		195,000	187,508
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		395,000	398,575
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	251,747
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	106,973
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	121,145
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		315,000	294,965
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		200,000	205,873
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		180,000	177,890
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		235,000	210,466
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,380,000	1,301,260
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		236,000	206,305
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	97,917
Protective Life Global Funding 144A 5.467%, 12/8/28		435,000	445,378
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	925,817
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	502,607
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		640,000	626,713
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	322,391
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,307,602
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		395,000	361,514
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	570,833
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,227,000	951,577
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32		100,000	102,125
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		658,000	644,157
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		263,000	248,260
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,684,000	3,217,666
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		340,000	347,163
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		429,000	424,419
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		160,000	154,313
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)		78,000	74,494
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		359,000	248,563

			74,237,511
Health care (1.1%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		26,000	25,353
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		512,000	465,382
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		230,000	241,303
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		36,000	37,854
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		75,000	76,990
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		740,000	757,032
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		674,000	640,467
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		275,000	290,109
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	124,875
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		340,000	204,763
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		166,000	160,862
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		982,000	877,680
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	177,539
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		240,000	230,095
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	99,275
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	96,338
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		100,000	104,513
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		57,000	56,809
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	22,503
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	83,622
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	101,269
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	284,358
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,415,000	1,340,546
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		19,121	19,210
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		242,011	224,721
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	262,073
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		230,000	238,324
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		261,000	269,945
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		230,000	238,061
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		116,000	114,633
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	231,381
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		115,000	104,251
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	728,752
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		59,000	61,186
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		330,000	307,367
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	684,249
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	322,048
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		540,000	488,238
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	179,090
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		994,000	892,818
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	63,263
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		240,000	220,911
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		265,000	253,025
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		125,000	110,259
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		171,000	174,571
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		241,000	241,541
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		926,000	925,521
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,095,519
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	313,600
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	171,248
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		190,000	165,699
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	197,010
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	474,112
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		775,000	766,267
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	176,890
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	303,326
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	420,000	434,708
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$200,000	217,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		465,000	444,097
Thermo Fisher Scientific, Inc. sr. unsec. notes 5.00%, 1/31/29		625,000	641,529
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		512,000	447,988
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		565,000	512,416
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		242,000	229,530
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		160,000	137,771

			20,799,185
Technology (1.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		145,000	126,331
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27		975,000	935,640
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		2,007,000	1,903,160
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		556,000	494,949
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		680,000	615,832
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		150,000	129,750
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	65,348
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	764,134
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		2,010,000	1,927,594
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		107,000	86,708
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		170,000	173,376
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		200,000	187,667
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		345,000	327,750
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		740,000	704,806
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		100,000	89,148
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		99,000	80,685
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		415,000	375,047
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		115,000	120,154
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		125,000	126,719
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		480,000	456,050
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		460,000	474,775
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		431,000	396,003
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		700,000	681,648
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		81,000	55,297
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		120,000	116,871
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		249,000	225,294
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		79,000	61,862
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		412,000	326,763
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		418,000	377,264
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,759,000	1,393,268
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		199,000	195,530
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		250,000	255,313
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		525,000	456,750
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		629,000	441,264
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		627,000	448,319
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		55,000	62,893
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		60,000	48,599
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		674,000	554,091
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		300,000	272,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		455,000	405,180
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		295,000	269,125
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		485,000	439,893

			17,649,100
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	224,195
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		191,667	190,284
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		446,000	389,708
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		216,000	204,683
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		255,000	248,630
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	84,171
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	87,696
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		490,000	490,000

			1,919,367
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		230,000	233,796
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		320,000	296,089
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		481,000	404,059
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		220,000	220,986
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,094,000	1,069,588
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		181,000	153,133
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	56,700
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		135,000	127,194
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	47,362
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		215,000	197,094
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		80,000	74,306
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	143,711
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		255,000	220,367
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		781,000	635,218
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		416,000	393,139
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	235,329
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	827,762
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	221,750
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	695,780
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		122,000	120,357
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,308,000	1,214,644
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		86,000	87,048
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	109,491
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,550,000	1,294,234
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		387,000	349,988
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,680,000	1,475,338
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		169,000	177,418
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		680,000	684,054
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		75,000	77,086
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	244,840
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		580,000	659,399
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		430,000	433,830
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		180,000	177,908
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		80,000	83,287
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	186,865
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	629,935
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	104,189
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		99,000	89,222
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		1,000,000	1,034,797
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		300,000	289,364
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	165,298
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		258,000	267,807
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		95,000	94,586
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	98,500
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		387,000	362,095
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		151,000	148,876
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	150,908
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		130,000	136,817
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		105,000	109,052

			17,310,596

Total corporate bonds and notes (cost $279,899,404)			$264,172,770

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$576,376	$596,029
5.50%, TBA, 1/1/54	2,000,000	2,012,407
5.50%, with due dates from 6/20/53 to 7/20/53	4,008,291	4,068,504
4.50%, TBA, 1/1/54	10,000,000	9,762,683
4.50%, with due dates from 5/15/47 to 5/20/49	352,767	347,955
4.00%, TBA, 1/1/54	7,000,000	6,687,316
3.00%, TBA, 1/1/54	25,000,000	22,649,210
3.00%, with due dates from 8/20/49 to 4/20/51	15,329,532	13,980,548

		60,104,652
U.S. Government Agency Mortgage Obligations (8.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	469,905	483,096
6.00%, 5/1/53	994,066	1,012,017
5.50%, 5/1/53	989,987	996,239
4.00%, 9/1/45	128,360	124,721
3.00%, with due dates from 2/1/47 to 1/1/48	9,167,680	8,283,689
2.50%, with due dates from 8/1/50 to 8/1/51	4,502,681	3,846,704
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	3,573,380	3,673,571
4.50%, 5/1/49	4,186	4,119
4.00%, 1/1/57	701,840	660,010
4.00%, with due dates from 6/1/48 to 4/1/49	7,203,460	6,922,077
3.50%, 6/1/56	1,241,286	1,137,841
3.50%, with due dates from 4/1/52 to 5/1/52	5,232,650	4,845,635
3.00%, with due dates from 4/1/46 to 11/1/48	11,262,395	10,201,113
2.50%, with due dates from 7/1/50 to 8/1/51	32,316,041	27,724,672
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	9,000,000	9,220,775
6.00%, TBA, 1/1/54	12,000,000	12,191,254
5.00%, TBA, 1/1/54	22,000,000	21,779,989
3.50%, TBA, 1/1/54	11,000,000	10,097,657
2.50%, TBA, 1/1/54	29,000,000	24,699,845
2.50%, TBA, 1/1/39	21,000,000	19,361,015

		167,266,039

Total U.S. government and agency mortgage obligations (cost $235,100,482)		$227,370,691

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$119,207
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26(i)	179,992	174,355
U.S. Treasury Notes
2.00%, 11/15/26(i)	121,000	114,751
1.00%, 7/31/28(i)	127,000	112,301

Total U.S. treasury obligations (cost $520,614)		$520,614

MORTGAGE-BACKED SECURITIES (3.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.487%, 10/25/53	$596,710	$604,956
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	3,070,132	572,497
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,420,930	962,023
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,763,818	1,346,382
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	5,372,610	1,067,591
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,351,370	939,175
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,652,246	930,465
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.851%, 4/15/37	31,636	37,205
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,850,989	899,645
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,405,549	586,439
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.597%, 4/15/44	5,003,839	502,363
REMICs Ser. 3391, PO, zero %, 4/15/37	2,434	2,050
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	4,118	3,477
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	4,044,718	734,197
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	7,553,142	890,554
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	7,259,781	785,508
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,764,213	923,223
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	7,237	5,847
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	780	630
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.488%, 4/20/51(WAC)	729,220	729,214
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	141,653	29,437
Ser. 13-14, IO, 3.50%, 12/20/42	247,425	29,538
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	6,862,126	1,077,011
Ser. 15-H26, Class EI, IO, 1.741%, 10/20/65(WAC)	1,471,565	61,364
FRB Ser. 16-H16, Class LI, IO, 0.775%, 7/20/66(WAC)	10,411,675	406,118
Ser. 16-H16, Class EI, IO, 0.693%, 6/20/66(WAC)	1,737,732	65,860

		14,192,769
Commercial mortgage-backed securities (1.4%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.952%, 5/15/53(WAC)	5,193,136	231,705
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.576%, 5/15/36 (Cayman Islands)	450,000	445,113
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.553%, 11/17/38 (Cayman Islands)	393,329	389,128
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.581%, 4/15/37	557,366	535,796
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	93,657	258
BANK FRB Ser. 17-BNK8, Class B, 3.95%, 11/15/50(WAC)	501,000	414,108
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.554%, 8/15/52(WAC)	10,498,754	649,939
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.609%, 2/15/54(WAC)	2,727,835	222,439
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	364,875
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.526%, 5/15/38 (Cayman Islands)	827,000	787,832
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	148,620
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	141,073	132,609
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	873,000	808,627
Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	723,581
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.038%, 3/11/47(WAC)	598,000	562,465
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.991%, 11/10/46(WAC)	638,000	584,456
FRB Ser. 14-CR18, Class C, 4.734%, 7/15/47(WAC)	346,000	337,747
FRB Ser. 14-CR17, Class C, 4.732%, 5/10/47(WAC)	392,000	327,560
FRB Ser. 14-UBS6, Class C, 4.433%, 12/10/47(WAC)	500,000	423,053
FRB Ser. 15-LC21, Class B, 4.322%, 7/10/48(WAC)	476,000	383,370
FRB Ser. 15-LC19, Class C, 4.213%, 2/10/48(WAC)	855,000	776,583
FRB Ser. 14-UBS6, Class XA, IO, 0.819%, 12/10/47(WAC)	4,894,800	18,400
FRB Ser. 14-LC17, Class XA, IO, 0.646%, 10/10/47(WAC)	4,007,406	8,908
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	730,395	664,572
FRB Ser. 13-CR13, Class D, 4.991%, 11/10/46(WAC)	537,000	357,672
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.013%, 1/15/49(WAC)	3,039,706	21
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.25%, 4/15/50(WAC)	891,000	690,234
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	399,000	370,240
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	442,000	416,248
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,088,332
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	507,375
FRB Ser. 20-C19, Class XA, IO, 1.099%, 3/15/53(WAC)	10,444,311	530,874
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.75%, 4/15/50(WAC)	501,000	334,377
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.425%, 12/15/49(WAC)	717,000	540,384
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.358%, 8/10/44(WAC)	1,208,797	1,035,477
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47(WAC)	255,000	233,466
FRB Ser. 14-GC22, Class C, 4.685%, 6/10/47(WAC)	438,000	274,190
FRB Ser. 14-GC22, Class XA, IO, 0.929%, 6/10/47(WAC)	4,093,674	6,061
FRB Ser. 14-GC24, Class XA, IO, 0.676%, 9/10/47(WAC)	7,716,398	17,385
GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.359%, 8/10/43(WAC)	530,000	419,240
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)	345,000	263,515
FRB Ser. 14-C23, Class C, 4.482%, 9/15/47(WAC)	682,400	629,403
Ser. 16-C1, Class AS, 3.97%, 3/17/49	455,000	430,772
FRB Ser. 13-C12, Class C, 3.958%, 7/15/45(WAC)	531,371	483,249
FRB Ser. 15-C33, Class XA, IO, 0.897%, 12/15/48(WAC)	4,627,921	60,590
FRB Ser. 14-C25, Class XA, IO, 0.796%, 11/15/47(WAC)	5,857,132	20,330
FRB Ser. 14-C19, Class XA, IO, 0.559%, 4/15/47(WAC)	1,713,962	1,784
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 4.854%, 12/15/46(WAC)	591,000	519,120
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	299,437	274,734
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	18,514	—
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.573%, 7/16/36 (Cayman Islands)	1,388,532	1,366,286
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.037%, 2/15/47(WAC)	699,000	683,617
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	101,540	101,032
FRB Ser. 14-C17, Class C, 4.408%, 8/15/47(WAC)	1,106,000	1,020,215
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48(WAC)	375,000	355,710
FRB Ser. 14-C17, Class XA, IO, 0.875%, 8/15/47(WAC)	2,033,763	1,936
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.425%, 11/15/45(WAC)	491,000	390,346
FRB Ser. 13-C9, Class D, 3.818%, 5/15/46(WAC)	441,000	319,878
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 3.883%, 11/15/49(WAC)	975,000	659,294
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.726%, 8/9/37 (Cayman Islands)	463,000	447,370
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.573%, 6/16/36	154,962	153,425
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	36,131	563
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 3.954%, 7/15/46(WAC)	385,000	265,215
FRB Ser. 14-LC16, Class XA, IO, 1.038%, 8/15/50(WAC)	7,061,625	2,670
FRB Ser. 16-LC25, Class XA, IO, 0.821%, 12/15/59(WAC)	9,757,991	187,193
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.954%, 7/15/46(WAC)	412,000	108,031
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 3.998%, 3/15/45(WAC)	1,149,000	944,153
FRB Ser. 14-C22, Class XA, IO, 0.76%, 9/15/57(WAC)	19,952,968	55,709
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46(WAC)	381,097	10
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	257,303	74,568
Ser. 11-C4, Class E, 4.979%, 6/15/44(WAC)	138,000	101,481
FRB Ser. 12-C9, Class D, 4.719%, 11/15/45(WAC)	57,631	56,074
FRB Ser. 13-C15, Class D, 4.204%, 8/15/46(WAC)	599,000	142,405

		26,884,002
Residential mortgage-backed securities (non-agency) (1.5%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	314,880	318,359
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.66%, 5/25/47	1,105,094	598,782
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	81,511	77,688
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	120,848	112,198
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.07%, 9/25/45	85,675	78,947
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	232,737	233,874
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.337%, 8/25/69	491,675	477,679
Ser. 21-C, Class A1, 1.62%, 3/1/61	410,653	387,195
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	448,140
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,666,000	1,568,626
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.31%, 5/25/35(WAC)	121,549	118,001
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	2,053	2,039
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.132%, 11/20/35	171,579	155,583
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.952%, 6/25/46	393,987	329,534
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.85%, 8/25/46	765,807	647,376
FRB Ser. 06-24CB, Class A19, (CME Term SOFR 1 Month + 0.61%), 5.75%, 8/25/36	363,985	157,160
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.652%, 2/20/47	409,300	313,362
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	820,811	504,075
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	241,236	230,719
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	257,224	248,243
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.452%, 12/25/28	413,687	439,945
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.152%, 4/25/28	327,207	342,170
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.81%), 10.152%, 3/25/28	82,207	84,955
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.002%, 8/25/29	369,621	384,406
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (US 30 Day Average SOFR + 2.46%), 7.802%, 4/25/30	144,407	147,115
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.287%, 6/25/42	624,406	639,301
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 8.137%, 10/25/50	46,802	47,483
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.987%, 7/25/42	659,997	675,259
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.637%, 8/25/33	608,666	614,383
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.637%, 8/25/42	207,597	211,383
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.537%, 5/25/42	312,701	317,001
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.487%, 9/25/42	83,449	84,243
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.437%, 3/25/42	7,080	7,135
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 2.06%), 7.402%, 10/25/49	354	356
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.337%, 6/25/43	41,667	42,032
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.337%, 4/25/42	118,671	119,750
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.187%, 1/25/42	281,000	280,922
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.137%, 1/25/51	12,006	12,077
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.987%, 1/25/34	55,538	55,764
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.637%, 2/25/42	251,757	251,757
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.337%, 1/25/42	266,368	265,497
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.187%, 9/25/41	130,544	129,318
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.137%, 10/25/41	274,494	273,931
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.402%, 8/25/28	382,700	401,824
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.202%, 8/25/28	484,807	518,408
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.452%, 9/25/28	314,558	329,631
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.352%, 10/25/28	67,555	71,947
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.152%, 4/25/28	734,793	782,100
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.002%, 4/25/28	569,547	591,306
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.352%, 11/25/24	6,762	7,028
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.902%, 1/25/29	633,574	663,850
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (US 30 Day Average SOFR + 4.51%), 9.852%, 1/25/24	11,955	11,979
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.802%, 5/25/29	415,341	438,293
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.702%, 4/25/29	287,899	301,898
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.702%, 1/25/29	760,405	795,301
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.102%, 9/25/29	95,000	99,131
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.002%, 7/25/29	338,374	350,720
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.352%, 7/25/24	55,435	55,834
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.252%, 2/25/30	106,000	109,526
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.802%, 1/25/31	206,299	211,327
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.652%, 8/25/30	6,531	6,656
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.702%, 7/25/29	14,896	14,906
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.337%, 4/25/42	901,000	922,601
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.287%, 6/25/42	314,969	324,419
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.087%, 5/25/42	162,385	166,952
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.887%, 7/25/42	139,112	142,673
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.51%), 7.852%, 4/25/31	2,346	2,354
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.837%, 9/25/42	189,408	192,697
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.602%, 11/25/39	83,750	84,511
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.502%, 1/25/40	204,104	206,625
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.437%, 3/25/42	248,751	251,705
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.337%, 3/25/42	136,474	137,762
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.237%, 4/25/42	83,039	83,246
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.037%, 7/25/43	15,197	15,254
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.537%, 1/25/42	371,690	371,051
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.337%, 12/25/41	154,284	153,947
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.237%, 11/25/41	54,693	54,541
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.187%, 12/25/41	6,980	6,941
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 6.087%, 10/25/41	8,915	8,937
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	407,112	397,185
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	421,461	379,204
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	164,162	160,038
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.038%, 3/25/54	227,749	228,532
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 7.25%, 11/25/59	418,543	436,669
Ser. 20-GS5, Class A1, 6.25%, 6/25/60	281,576	284,942
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	365,442	374,385
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.27%, 2/25/34	415,568	408,330
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	157,168	159,279
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	588,313	593,234
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.295%, 8/25/34	140,661	130,660
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.761%, 8/26/47(WAC)	80,974	78,071
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.37%, 1/25/48	188,876	186,807
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.52%, 10/25/34	251,486	245,053
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	833,320
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	214,000	171,740
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	622,273
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.32%, 5/25/47	458,799	367,873
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	143,531	141,448
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	257,739
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.43%, 7/25/45	146,033	138,490
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 6.27%, 8/25/45	116,111	108,487
FRB Ser. 07-HY2, Class 1A1, 3.918%, 12/25/36(WAC)	315,555	282,921

		28,308,324

Total mortgage-backed securities (cost $72,647,977)		$69,385,095

COLLATERALIZED LOAN OBLIGATIONS (1.2%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.744%, 4/23/34 (Cayman Islands)	$331,000	$330,550
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.755%, 4/15/34 (Cayman Islands)	591,000	590,973
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.742%, 1/21/35 (Cayman Islands)	407,000	405,866
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.79%, 10/25/32 (Cayman Islands)	500,000	495,160
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.834%, 4/15/35 (Cayman Islands)	250,000	250,033
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.165%, 7/24/36 (Jersey)	496,000	498,974
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.327%, 7/20/34	350,000	345,455
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.166%, 4/20/36 (Cayman Islands)	476,000	476,209
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.924%, 11/22/34 (Cayman Islands)	754,000	743,851
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.825%, 10/15/34 (Cayman Islands)	518,000	517,994
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.854%, 7/17/34 (Cayman Islands)	309,000	308,340
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	500,000	496,333
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.847%, 7/20/34 (Cayman Islands)	350,000	348,901
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.895%, 7/15/36	478,000	477,156
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.845%, 7/15/34 (Cayman Islands)	365,000	363,338
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class A1, (CME Term SOFR 3 Month + 1.91%), 7.327%, 7/20/30	512,170	512,297
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.194%, 4/16/36 (Cayman Islands)	500,000	501,291
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.855%, 7/15/34 (Cayman Islands)	300,000	300,001
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.897%, 4/20/34 (Cayman Islands)	250,000	248,787
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.452%, 4/28/31 (Cayman Islands)	500,000	498,820
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.907%, 7/20/34 (Cayman Islands)	300,000	299,534
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.934%, 4/17/34 (Cayman Islands)	337,000	336,669
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.822%, 7/28/34	550,000	549,974
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.88%, 7/25/34 (Cayman Islands)	400,000	399,286
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.49%, 7/25/34 (Cayman Islands)	310,000	309,977
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.266%, 7/20/35	750,000	752,376
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.531%, 7/16/36 (Cayman Islands)	400,000	400,641
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.757%, 4/20/31 (Cayman Islands)	478,000	473,229
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	750,000	748,658
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (CME Term SOFR 3 Month + 1.58%), 6.975%, 4/15/32 (Cayman Islands)	545,000	541,389
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.945%, 1/15/35 (Cayman Islands)	250,000	247,629
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.905%, 8/26/34 (Cayman Islands)	600,000	591,826
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.641%, 5/15/32 (Cayman Islands)	1,178,000	1,177,892
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 7.067%, 1/20/34 (Cayman Islands)	750,000	750,033
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.327%, 4/20/34 (Cayman Islands)	500,000	498,618
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.38%), 6.775%, 4/15/36 (Cayman Islands)	381,000	380,876
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.855%, 7/15/34 (Cayman Islands)	500,000	499,987
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.477%, 7/20/34 (Cayman Islands)	350,000	347,951
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (CME Term SOFR 3 Month + 1.47%), 6.887%, 7/20/32 (Cayman Islands)	350,000	347,207
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.825%, 7/15/34 (Cayman Islands)	758,000	753,671
Sound Point CLO XXV, Ltd. 144A FRB Ser. 22-4A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 6.658%, 4/25/33 (Cayman Islands)	350,000	343,008
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.847%, 7/20/34 (Cayman Islands)	758,000	757,244
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 7.46%, 4/28/36 (Cayman Islands)	308,000	310,035
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.805%, 7/15/32 (Cayman Islands)	300,000	296,181
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.835%, 7/15/32 (Cayman Islands)	300,000	297,609
Venture CLO, Ltd. 144A FRB Ser. 23-48A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.272%, 10/20/36 (Jersey)	300,000	300,230
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.377%, 1/20/29 (Cayman Islands)	600,000	595,557
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (CME Term SOFR 3 Month + 1.59%), 7.007%, 10/20/33	452,000	450,253

Total collateralized loan obligations (cost $22,328,480)		$22,467,869

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$173,000
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	224,731
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	514,238
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	408,090
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		970,000	867,506
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	379,810
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		750,000	609,854
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		310,000	284,813
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		550,000	542,438
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		908,000	826,280
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		560,000	569,324
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		278,000	277,736
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	262,537
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		350,000	371,000
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,320,000	1,318,350
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		730,000	725,438
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		400,000	456,740
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		880,000	851,646
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		750,000	595,313
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	200,388
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	241,631
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	176,750
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		970,000	902,255
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		287,000	281,260
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		430,000	354,923
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,057,528
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		354,000	360,379
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		260,000	260,738

Total foreign government and agency bonds and notes (cost $14,614,019)			$14,094,696

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	$178,713	$148,891
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.427%, 4/20/28	244,500	250,842
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.106%, 10/19/27	189,193	189,509
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	160,000	136,742
Asurion, LLC bank term loan FRN Ser. B9, (CME Term SOFR 1 Month + 3.25%), 8.579%, 7/31/27	117,115	116,091
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.848%, 12/20/29	35,716	35,797
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	257,326	254,323
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29	59,550	58,054
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	251,476	246,907
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.36%, 12/31/30	252,660	252,976
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.498%, 2/19/29	70,286	70,471
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.65%, 7/22/27	129,730	129,584
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.47%, 12/1/27	184,775	185,368
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.662%, 6/8/30	30,320	30,434
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.72%, 5/1/26	151,572	129,121
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.456%, 12/15/27	142,216	142,317
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	156,199	146,535
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.706%, 10/15/28	44,775	44,850
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	74,021	73,685
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.86%, 9/21/28	188,004	186,090
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.86%, 4/15/28	133,768	110,626
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.507%, 4/11/29	154,225	140,538
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.467%, 4/3/28	265,551	266,297
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 4/3/28	94,525	94,738
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	130,630	112,342
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	342,194	265,128
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.206%, 1/29/28	233,961	231,037
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	185,000	186,388
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27	125,000	15,000
TK Elevator US Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.871%, 7/31/27	117,034	117,180
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	150,000	150,027
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.22%, 4/21/28	174,157	174,544
Vertiv Group Corp. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.50%), 7.974%, 3/2/27	390,583	391,707
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.72%, 3/19/28	198,413	199,108

Total senior loans (cost $5,505,601)		$5,283,247

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4,500.00	$59,308,066	$12,434	$1,903,331
S&P 500 Index (Put)	Jun-24/4,500.00	59,308,066	12,434	954,021

Total purchased options outstanding (cost $5,061,881)				$2,857,352

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.22%, 5/7/24	$742,733	$741,340
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.306%, 6/29/24	870,000	869,694
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.07%, 1/25/46	67,915	67,753

Total asset-backed securities (cost $1,677,409)		$1,678,787

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$110,000	$79,409
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	192,000	150,490

Total convertible bonds and notes (cost $260,680)		$229,899

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	3,701	$207,996

Total convertible preferred stocks (cost $185,050)		$207,996

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	12,762,191	$12,762,191
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(P)	Shares	3,915,000	3,915,000
U.S. Treasury Bills 5.454%, 1/23/24(SEG)		$15,300,000	15,252,981
U.S. Treasury Bills 5.424%, 2/22/24(SEG)		900,000	893,310
U.S. Treasury Bills 5.382%, 3/21/24(SEG)(SEGSF)		2,500,000	2,471,516

Total short-term investments (cost $35,291,815)			$35,294,998
TOTAL INVESTMENTS

Total investments (cost $1,574,855,788)			$2,033,499,093

	FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $64,303,968) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/20/24	$3,121,907	$3,086,731	$(35,176)
		Canadian Dollar	Sell	1/17/24	180,410	174,123	(6,287)
		Euro	Sell	3/20/24	6,103,128	5,977,800	(125,328)
	Barclays Bank PLC
		Japanese Yen	Sell	2/21/24	1,466,510	1,390,993	(75,517)
	Citibank, N.A.
		Danish Krone	Sell	3/20/24	1,173,686	1,147,310	(26,376)
	Goldman Sachs International
		Euro	Sell	3/20/24	130,999	128,307	(2,692)
	HSBC Bank USA, National Association
		British Pound	Sell	3/20/24	3,132,490	3,095,820	(36,670)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/17/24	965,762	931,994	(33,768)
		Euro	Sell	3/20/24	97,114	95,117	(1,997)
		Norwegian Krone	Sell	3/20/24	616,743	580,348	(36,395)
		Singapore Dollar	Buy	2/21/24	1,847,832	1,794,627	53,205
		Swedish Krona	Buy	3/20/24	3,179,780	3,063,628	116,152
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/20/24	15,495,291	15,182,159	(313,132)
	NatWest Markets PLC
		Australian Dollar	Buy	1/17/24	5,518,080	5,126,393	391,687
		Euro	Sell	3/20/24	1,971,737	1,931,230	(40,507)
		Swiss Franc	Buy	3/20/24	577,000	557,298	19,702
	State Street Bank and Trust Co.
		British Pound	Sell	3/20/24	6,703,754	6,627,116	(76,638)
		Euro	Sell	3/20/24	1,183,973	1,159,590	(24,383)
		Swiss Franc	Buy	3/20/24	4,657,341	4,498,472	158,869
	UBS AG
		Canadian Dollar	Sell	1/17/24	5,299,237	5,114,404	(184,833)
		Hong Kong Dollar	Buy	2/21/24	2,644,001	2,640,508	3,493

	Unrealized appreciation						743,108

	Unrealized (depreciation)						(1,019,699)

	Total						$(276,591)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	33	$3,689,666	$3,716,460	Mar-24	$139,347
Russell 2000 Index E-Mini (Long)	4	405,415	409,540	Mar-24	31,368
S&P 500 Index E-Mini (Long)	17	4,054,356	4,097,000	Mar-24	109,826
S&P 500 Index E-Mini (Short)	1,044	248,985,126	251,604,000	Mar-24	(8,355,185)
S&P Mid Cap 400 Index E-Mini (Long)	2	556,308	561,900	Mar-24	26,796
U.S. Treasury Bond 30 yr (Long)	238	29,735,125	29,735,125	Mar-24	2,100,308
U.S. Treasury Bond Ultra 30 yr (Long)	278	37,139,063	37,139,063	Mar-24	3,286,062
U.S. Treasury Note 2 yr (Long)	404	83,189,281	83,189,281	Mar-24	792,552
U.S. Treasury Note 5 yr (Long)	725	78,860,743	78,860,743	Mar-24	1,806,026
U.S. Treasury Note 10 yr (Long)	383	43,237,109	43,237,109	Mar-24	1,419,262
U.S. Treasury Note Ultra 10 yr (Short)	10	1,180,156	1,180,156	Mar-24	(53,226)

Unrealized appreciation					9,711,547

Unrealized (depreciation)					(8,408,411)

Total					$1,303,136

WRITTEN OPTIONS OUTSTANDING at 12/31/23 (premiums $910,791) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3,500.00	$59,308,066	$12,434	$493,316

Total				$493,316

TBA SALE COMMITMENTS OUTSTANDING at 12/31/23 (proceeds receivable $14,905,938) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/54	$4,000,000	1/16/24	$4,019,690
Uniform Mortgage-Backed Securities, 4.50%, 1/1/54	6,000,000	1/16/24	5,820,935
Uniform Mortgage-Backed Securities, 4.00%, 1/1/54	2,000,000	1/16/24	1,892,812
Uniform Mortgage-Backed Securities, 3.00%, 1/1/54	4,000,000	1/16/24	3,540,624

Total			$15,274,061

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$65,557,000	$719,160	(E)	$(536,186)	3/20/26	US SOFR — Annually	4.40% — Annually	$182,974
		117,800,000	1,292,266	(E)	1,003,878	3/20/26	4.40% — Annually	US SOFR — Annually	(292,913)
		45,822,000	1,398,029	(E)	1,192,557	3/20/29	4.10% — Annually	US SOFR — Annually	(205,472)
		35,441,000	1,136,238	(E)	(1,031,101)	3/20/34	US SOFR — Annually	3.80% — Annually	105,137
		10,463,000	429,402	(E)	(414,439)	3/20/54	US SOFR — Annually	3.50% — Annually	14,963
		6,047,000	248,169	(E)	239,289	3/20/54	3.50% — Annually	US SOFR — Annually	(8,879)

	Total				$453,998				$(204,190)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$56,480,921	$57,714,242	$—	12/16/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$1,143,812
	56,476,099	57,935,486	—	12/16/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(1,372,330)
	Goldman Sachs International
	75,837,554	77,038,778	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,106,474
	70,557,084	71,702,558	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,071,628)

	Upfront premium received		—	Unrealized appreciation			2,250,286

	Upfront premium (paid)		—	Unrealized (depreciation)			(2,443,958)

		Total	$—			Total	$(193,672)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Toll Brothers, Inc.	Consumer cyclicals	7,314	$751,800	1.30%
Expedia Group, Inc.	Consumer cyclicals	4,830	733,191	1.27%
Booking Holdings, Inc.	Consumer cyclicals	205	725,681	1.26%
Smartsheet, Inc. Class A	Technology	14,743	705,026	1.22%
MGIC Investment Corp.	Financials	36,512	704,322	1.22%
Uber Technologies, Inc.	Consumer staples	11,384	700,910	1.21%
Pinterest, Inc. Class A	Technology	18,774	695,406	1.20%
NRG Energy, Inc.	Utilities and power	13,265	685,782	1.19%
Gartner, Inc.	Consumer cyclicals	1,514	682,977	1.18%
Vornado Realty Trust	Financials	24,152	682,297	1.18%
Applied Materials, Inc.	Technology	4,195	679,889	1.18%
Valero Energy Corp.	Energy	5,144	668,687	1.16%
Cadence Design Systems, Inc.	Technology	2,452	667,834	1.16%
Vertiv Holdings Co.	Capital goods	13,850	665,199	1.15%
Targa Resources Corp.	Energy	7,554	656,252	1.14%
American International Group, Inc.	Financials	9,569	648,305	1.12%
Textron, Inc.	Capital goods	8,044	646,876	1.12%
Allison Transmission Holdings, Inc.	Capital goods	11,068	643,576	1.12%
Procore Technologies, Inc.	Technology	9,285	642,704	1.11%
MGM Resorts International	Consumer cyclicals	14,347	641,012	1.11%
O'Reilly Automotive, Inc.	Consumer cyclicals	669	635,948	1.10%
Manhattan Associates, Inc.	Technology	2,944	633,954	1.10%
Synopsys, Inc.	Technology	1,231	633,882	1.10%
Constellation Energy Corp.	Utilities and power	5,342	624,466	1.08%
Marathon Oil Corp.	Energy	25,649	619,674	1.07%
General Motors Co.	Consumer cyclicals	17,106	614,453	1.06%
Pure Storage, Inc. Class A	Technology	17,088	609,344	1.06%
NVR, Inc.	Consumer cyclicals	86	603,004	1.04%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	13,802	587,568	1.02%
Live Nation Entertainment, Inc.	Consumer cyclicals	6,217	581,956	1.01%
Wintrust Financial Corp.	Financials	6,247	579,445	1.00%
East West Bancorp, Inc.	Financials	8,012	576,465	1.00%
Unum Group	Financials	12,693	573,967	0.99%
Autonation, Inc.	Consumer cyclicals	3,766	565,509	0.98%
ON Semiconductor Corp.	Technology	6,759	564,615	0.98%
Coinbase Global, Inc. Class A	Financials	3,236	562,832	0.98%
Jacobs Solutions, Inc.	Capital goods	4,302	558,336	0.97%
Roku, Inc.	Technology	6,016	551,417	0.96%
Apartment Income REIT Corp.	Financials	15,644	543,302	0.94%
Johnson Controls International PLC	Capital goods	9,395	541,528	0.94%
Ulta Beauty, Inc.	Consumer staples	1,093	535,497	0.93%
Equitable Holdings, Inc.	Financials	16,052	534,517	0.93%
Molina Healthcare, Inc.	Health care	1,439	520,005	0.90%
Curtiss-Wright Corp.	Capital goods	2,258	502,955	0.87%
J.M. Smucker Co. (The)	Consumer staples	3,891	491,765	0.85%
Regeneron Pharmaceuticals, Inc.	Health care	555	487,548	0.84%
Hologic, Inc.	Health care	6,719	480,055	0.83%
Genuine Parts Co.	Consumer cyclicals	3,456	478,695	0.83%
Paycom Software, Inc.	Technology	2,313	478,053	0.83%
Boyd Gaming Corp.	Consumer cyclicals	7,221	452,083	0.78%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	5,856	$758,276	1.31%
D.R. Horton, Inc.	Consumer cyclicals	4,868	739,785	1.28%
Tesla, Inc.	Consumer cyclicals	2,911	723,226	1.25%
Equifax, Inc.	Consumer cyclicals	2,916	721,070	1.24%
NortonLifeLock, Inc.	Technology	31,327	714,879	1.23%
IBM Corp.	Technology	4,273	698,861	1.21%
Lithia Motors, Inc.	Consumer cyclicals	2,088	687,558	1.19%
Jack Henry & Associates, Inc.	Technology	4,195	685,494	1.18%
Take-Two Interactive Software, Inc.	Technology	4,236	681,793	1.18%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	6,017	671,305	1.16%
Ross Stores, Inc.	Consumer cyclicals	4,819	666,966	1.15%
New Fortress Energy, Inc.	Energy	17,455	658,591	1.14%
Stanley Black & Decker, Inc.	Consumer cyclicals	6,653	652,673	1.13%
Berkshire Hathaway, Inc. Class B	Financials	1,827	651,690	1.12%
RPM International, Inc.	Basic materials	5,823	650,017	1.12%
DT Midstream, Inc.	Energy	11,592	635,235	1.10%
BWX Technologies, Inc.	Capital goods	8,272	634,738	1.10%
Carnival Corp.	Consumer cyclicals	34,139	632,943	1.09%
Thor Industries, Inc.	Consumer cyclicals	5,314	628,331	1.08%
Five Below, Inc.	Consumer cyclicals	2,935	625,683	1.08%
DoubleVerify Holdings, Inc.	Technology	16,921	622,366	1.07%
Tyler Technologies, Inc.	Technology	1,438	601,120	1.04%
TD SYNNEX Corp.	Technology	5,578	600,245	1.04%
Watsco, Inc.	Consumer staples	1,383	592,589	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	28,940	579,964	1.00%
Welltower, Inc.	Financials	6,379	575,173	0.99%
Domino's Pizza, Inc.	Consumer staples	1,388	572,066	0.99%
Bunge Global SA	Basic materials	5,623	567,662	0.98%
Digital Realty Trust, Inc.	Financials	4,156	559,256	0.97%
Texas Instruments, Inc.	Technology	3,254	554,628	0.96%
Universal Health Services, Inc. Class B	Health care	3,634	554,033	0.96%
Amdocs, Ltd.	Technology	6,246	548,959	0.95%
New York Community Bancorp, Inc.	Financials	53,096	543,170	0.94%
PTC, Inc.	Technology	3,099	542,235	0.94%
Healthcare Realty Trust, Inc.	Financials	30,980	533,779	0.92%
Ciena Corp.	Technology	11,662	524,924	0.91%
Exact Sciences Corp.	Health care	6,942	513,584	0.89%
Kinsale Capital Group, Inc.	Financials	1,528	511,794	0.88%
T Rowe Price Group, Inc.	Financials	4,724	508,759	0.88%
Generac Holdings, Inc.	Capital goods	3,933	508,287	0.88%
Cabot Oil & Gas Corp.	Energy	19,882	507,400	0.88%
BioMarin Pharmaceutical, Inc.	Health care	5,217	502,988	0.87%
Cooper Cos., Inc. (The)	Health care	1,328	502,718	0.87%
Boeing Co. (The)	Capital goods	1,846	481,179	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	5,201	473,842	0.82%
Unity Software, Inc.	Technology	11,471	469,043	0.81%
CarMax, Inc.	Consumer cyclicals	5,899	452,715	0.78%
ZoomInfo Technologies, Inc. Class A	Technology	24,326	449,797	0.78%
agilon health, Inc.	Health care	35,476	445,223	0.77%
Zoom Video Communications, Inc. Class A	Technology	6,114	439,642	0.76%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ArcelorMittal SA (France)	Basic materials	15,549	$440,988	0.57%
Weyerhaeuser Co.	Basic materials	12,637	439,394	0.57%
Meta Platforms, Inc. Class A	Technology	1,236	437,666	0.57%
SS&C Technologies Holdings, Inc.	Technology	7,005	428,092	0.56%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	15,315	427,458	0.55%
3M Co.	Conglomerates	3,883	424,541	0.55%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	15,131	421,461	0.55%
Holcim AG (Switzerland)	Basic materials	5,340	418,891	0.54%
Rio Tinto, Ltd. (Australia)	Basic materials	4,524	418,777	0.54%
RWE AG (Germany)	Utilities and power	9,115	414,630	0.54%
Iberdrola SA (Spain)	Utilities and power	31,459	412,494	0.54%
Central Japan Railway Co. (Japan)	Transportation	15,990	406,506	0.53%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	5,657	405,460	0.53%
E.ON SE (Germany)	Utilities and power	30,098	403,959	0.52%
Exor NV (Netherlands)	Financials	4,025	402,381	0.52%
ConocoPhillips	Energy	3,457	401,267	0.52%
ENGIE SA (France)	Utilities and power	22,784	400,637	0.52%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	2,812	399,737	0.52%
Sandvik AB (Sweden)	Capital goods	18,435	398,966	0.52%
PepsiCo, Inc.	Consumer staples	2,342	397,723	0.52%
Automatic Data Processing, Inc.	Consumer cyclicals	1,706	397,363	0.52%
SSE PLC (United Kingdom)	Utilities and power	16,779	397,006	0.52%
Consolidated Edison, Inc.	Utilities and power	4,335	394,342	0.51%
Electronic Arts, Inc.	Technology	2,874	393,177	0.51%
Smiths Group PLC (United Kingdom)	Capital goods	17,481	392,991	0.51%
Sekisui Chemical Co., Ltd. (Japan)	Financials	27,041	389,854	0.51%
Leidos Holdings, Inc.	Technology	3,591	388,706	0.50%
Globe Life, Inc.	Financials	3,187	387,922	0.50%
Deutsche Telekom AG (Germany)	Communication services	16,139	387,770	0.50%
Endesa SA (Spain)	Utilities and power	18,759	382,527	0.50%
Siemens AG (Germany)	Conglomerates	2,013	377,787	0.49%
TE Connectivity, Ltd.	Technology	2,671	375,220	0.49%
Alphabet, Inc. Class A	Technology	2,682	374,664	0.49%
Norsk Hydro ASA (Norway)	Energy	55,466	373,568	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	1,560	372,547	0.48%
NetApp, Inc.	Technology	4,185	368,938	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	37,249	367,096	0.48%
MSCI, Inc.	Technology	647	365,867	0.47%
Garmin, Ltd.	Technology	2,844	365,570	0.47%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	15,915	365,542	0.47%
FactSet Research Systems, Inc.	Consumer cyclicals	762	363,357	0.47%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	24,048	352,406	0.46%
Veralto Corp.	Capital goods	4,276	351,753	0.46%
Keysight Technologies, Inc.	Technology	2,209	351,416	0.46%
Repsol SA (Spain)	Energy	23,581	350,359	0.45%
Colgate-Palmolive Co.	Consumer staples	4,381	349,201	0.45%
Hershey Co. (The)	Consumer staples	1,858	346,491	0.45%
Arkema SA (France)	Basic materials	3,039	345,777	0.45%
Mondi PLC (Austria)	Basic materials	17,571	344,384	0.45%
Lockheed Martin Corp.	Capital goods	757	343,025	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Straumann Holding AG (Switzerland)	Health care	2,601	$419,327	0.58%
Entegris, Inc.	Technology	3,447	412,960	0.58%
Commonwealth Bank of Australia (Australia)	Financials	5,294	403,297	0.56%
Heineken NV (Netherlands)	Consumer staples	3,973	403,228	0.56%
Equifax, Inc.	Consumer cyclicals	1,629	402,799	0.56%
Westlake Corp.	Basic materials	2,809	393,146	0.55%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	17,497	391,016	0.55%
Honeywell International, Inc.	Capital goods	1,857	389,504	0.54%
Southwest Airlines Co.	Transportation	13,447	388,341	0.54%
Ingersoll Rand, Inc.	Capital goods	5,021	388,321	0.54%
Keppel Corp., Ltd. (Singapore)	Capital goods	72,181	386,677	0.54%
Magna International, Inc. (Canada)	Consumer cyclicals	6,535	386,103	0.54%
T-Mobile US, Inc.	Communication services	2,391	383,364	0.53%
Ferrovial SE (Netherlands)	Basic materials	10,444	380,727	0.53%
Realty Income Corp.	Financials	6,558	376,568	0.53%
Visa, Inc. Class A	Financials	1,438	374,394	0.52%
Duke Energy Corp.	Utilities and power	3,824	371,071	0.52%
Diamondback Energy, Inc.	Energy	2,387	370,248	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	9,396	369,896	0.52%
RELX PLC (United Kingdom)	Consumer cyclicals	9,277	367,741	0.51%
CMS Energy Corp.	Utilities and power	6,319	366,954	0.51%
Pernod Ricard SA (France)	Consumer staples	2,057	362,733	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	133,515	361,165	0.50%
Waste Connections, Inc.	Capital goods	2,400	358,302	0.50%
Toyota Motor Corp. (Japan)	Consumer cyclicals	19,407	356,545	0.50%
WEC Energy Group, Inc.	Utilities and power	4,223	355,471	0.50%
REA Group, Ltd. (Australia)	Technology	2,833	349,714	0.49%
Orange SA (France)	Communication services	30,138	342,827	0.48%
Antofagasta PLC (Chile)	Basic materials	15,962	341,717	0.48%
Davide Campari-Milano NV (Italy)	Consumer staples	30,052	338,887	0.47%
Imperial Brands PLC (United Kingdom)	Consumer staples	14,658	337,525	0.47%
CenterPoint Energy, Inc.	Utilities and power	11,720	334,850	0.47%
Waste Management, Inc.	Capital goods	1,868	334,635	0.47%
Kering SA (France)	Consumer cyclicals	749	329,980	0.46%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	8,779	326,931	0.46%
Williams Cos., Inc. (The)	Energy	9,206	320,649	0.45%
Edison International	Utilities and power	4,484	320,560	0.45%
Kyocera Corp. (Japan)	Technology	21,949	320,359	0.45%
FirstEnergy Corp.	Utilities and power	8,709	319,281	0.45%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	3,953	317,959	0.44%
Sempra	Utilities and power	4,211	314,715	0.44%
SIG Combibloc Group AG (Switzerland)	Basic materials	13,467	309,840	0.43%
Masco Corp.	Consumer cyclicals	4,617	309,217	0.43%
Air Liquide SA (France)	Basic materials	1,564	304,040	0.42%
Hermes International (France)	Consumer cyclicals	140	297,487	0.41%
Volkswagen AG (Preference) (Germany)	Consumer cyclicals	2,374	293,024	0.41%
Orica, Ltd. (Australia)	Basic materials	26,973	292,989	0.41%
Allianz SE (Germany)	Financials	1,086	290,189	0.40%
PG&E Corp.	Utilities and power	16,082	289,951	0.40%
Ashtead Group PLC (United Kingdom)	Consumer staples	4,162	289,764	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	$58,422	$200,108	$58,772	5/11/63	500 bp — Monthly	$(155)
	CMBX NA BB.7 Index	B-/P	182,039	498,083	177,467	1/17/47	500 bp — Monthly	5,130
	CMBX NA BB.9 Index	B/P	18,509	44,000	16,795	9/17/58	500 bp — Monthly	1,757
	CMBX NA BBB-.10 Index	BB/P	27,952	93,000	22,301	11/17/59	300 bp — Monthly	5,705
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	15,516	94,254	33,583	1/17/47	500 bp — Monthly	(17,961)
	CMBX NA BBB-.7 Index	BB/P	51,063	383,849	72,931	1/17/47	300 bp — Monthly	(21,571)
	Goldman Sachs International
	CMBX NA BBB-.7 Index	BB/P	731	3,565	677	1/17/47	300 bp — Monthly	56
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(189)	36,000	3,470	12/16/72	200 bp — Monthly	(3,646)
	CMBX NA A.7 Index	A-/P	9,165	94,795	11,271	1/17/47	200 bp — Monthly	(2,055)
	CMBX NA BB.10 Index	B-/P	4,975	62,000	26,480	5/11/63	500 bp — Monthly	(21,445)
	CMBX NA BBB-.8 Index	BB-/P	5,302	34,000	5,114	10/17/57	300 bp — Monthly	208
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	2,650	21,000	2,024	12/16/72	200 bp — Monthly	633
	CMBX NA BB.6 Index	B+/P	52,514	175,690	51,600	5/11/63	500 bp — Monthly	1,085

Upfront premium received			428,838		Unrealized appreciation			14,574

Upfront premium (paid)			(189)		Unrealized (depreciation)			(66,833)

	Total		$428,649				Total	$(52,259)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$94,795	$11,271	1/17/47	(200 bp) — Monthly	$9,671
	CMBX NA BB.10 Index	(185,627)	400,000	170,840	11/17/59	(500 bp) — Monthly	(15,175)
	CMBX NA BBB-.12 Index	(30,366)	107,000	25,059	8/17/61	(300 bp) — Monthly	(5,369)
	CMBX NA BBB-.8 Index	(69,350)	359,000	53,994	10/17/57	(300 bp) — Monthly	(15,566)
	CMBX NA BBB-.9 Index	(9,700)	41,000	7,167	9/17/58	(300 bp) — Monthly	(2,557)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	62,784	11/17/59	(500 bp) — Monthly	43,027
	CMBX NA BB.10 Index	(17,362)	146,000	62,357	11/17/59	(500 bp) — Monthly	44,853
	CMBX NA BB.10 Index	(9,571)	77,000	32,887	11/17/59	(500 bp) — Monthly	23,241
	CMBX NA BB.7 Index	(9,143)	308,500	90,606	5/11/63	(500 bp) — Monthly	81,163
	CMBX NA BB.7 Index	(28,039)	123,505	44,005	1/17/47	(500 bp) — Monthly	15,828
	CMBX NA BB.8 Index	(6,658)	36,723	15,035	10/17/57	(500 bp) — Monthly	8,340
	Goldman Sachs International
	CMBX NA BB.10 Index	(9,008)	20,000	8,542	11/17/59	(500 bp) — Monthly	(485)
	CMBX NA BB.6 Index	(16,839)	57,769	16,967	5/11/63	(500 bp) — Monthly	71
	CMBX NA BB.7 Index	(127,132)	361,578	128,830	1/17/47	(500 bp) — Monthly	1,346
	CMBX NA BB.8 Index	(46,139)	109,204	44,708	10/17/57	(500 bp) — Monthly	(1,537)
	CMBX NA BBB-.12 Index	(71,204)	270,000	63,234	8/17/61	(300 bp) — Monthly	(8,128)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	9,529	2,799	5/11/63	(500 bp) — Monthly	(5,447)
	CMBX NA BB.7 Index	(93,524)	155,194	55,296	1/17/47	(500 bp) — Monthly	(38,402)
	CMBX NA BBB-.7 Index	(116,208)	294,126	55,884	1/17/47	(300 bp) — Monthly	(60,552)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	60,648	11/17/59	(500 bp) — Monthly	52,430
	CMBX NA BBB-.10 Index	(16,900)	78,000	18,704	11/17/59	(300 bp) — Monthly	1,759
	CMBX NA BBB-.7 Index	(5,409)	39,217	7,451	1/17/47	(300 bp) — Monthly	2,012
	CMBX NA BBB-.9 Index	(5,557)	30,000	5,244	9/17/58	(300 bp) — Monthly	(331)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(98,236)	207,000	88,410	11/17/59	(500 bp) — Monthly	(10,028)
	CMBX NA BB.7 Index	(10,281)	27,626	9,843	1/17/47	(500 bp) — Monthly	(468)
	CMBX NA BB.8 Index	(14,055)	30,925	12,661	10/17/57	(500 bp) — Monthly	(1,424)
	CMBX NA BB.9 Index	(18,635)	44,000	16,795	9/17/58	(500 bp) — Monthly	(1,883)
	CMBX NA BBB-.10 Index	(4,850)	15,000	3,597	11/17/59	(300 bp) — Monthly	(1,262)
	CMBX NA BBB-.12 Index	(73,797)	232,000	54,334	8/17/61	(300 bp) — Monthly	(19,598)
	CMBX NA BBB-.7 Index	(8,835)	39,811	7,564	1/17/47	(300 bp) — Monthly	(1,302)
	CMBX NA BBB-.8 Index	(56,197)	273,000	41,059	10/17/57	(300 bp) — Monthly	(11,820)

Upfront premium received		—			Unrealized appreciation		283,741

Upfront premium (paid)		(1,196,102)			Unrealized (depreciation)		(201,334)

	Total	$(1,196,102)				Total	$82,407
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$17,163	$6,965,640	$407,490	12/20/28	500 bp — Quarterly	$436,262
	CDX NA IG Series 41 Index	BBB+/P	(1,119,421)	80,000,000	1,559,200	12/20/28	100 bp — Quarterly	466,446

	Total		$(1,102,258)					$902,708
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,903,644,012.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
Short-term investments
	Putnam Short Term Investment Fund Class P*	$18,519,993	$60,747,952	$66,505,754	$171,905	$12,762,191

	Total Short-term investments	$18,519,993	$60,747,952	$66,505,754	$171,905	$12,762,191
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $17,531,862.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $844,569.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,237,540 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $2,504,583 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $825,201 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $844,569 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$45,936,915	$18,149,375	$—
Capital goods	47,503,865	13,895,034	—
Communication services	22,428,008	2,225,213	—
Conglomerates	10,273,801	7,016,494	—
Consumer cyclicals	201,561,492	32,799,824	—
Consumer staples	65,691,491	21,813,815	—
Energy	45,741,602	8,901,847	—
Financials	151,614,336	39,415,951	—
Health care	151,326,585	25,363,718	7,115
Technology	396,084,433	21,626,032	—
Transportation	22,576,941	2,400,850	—
Utilities and power	30,079,644	5,500,698	—

Total common stocks	1,190,819,113	199,108,851	7,115
Asset-backed securities	—	1,678,787	—
Collateralized loan obligations	—	22,467,869	—
Convertible bonds and notes	—	229,899	—
Convertible preferred stocks	—	207,996	—
Corporate bonds and notes	—	264,172,770	—
Foreign government and agency bonds and notes	—	14,094,696	—
Mortgage-backed securities	—	69,385,095	—
Purchased options outstanding	—	2,857,352	—
Senior loans	—	5,283,247	—
U.S. government and agency mortgage obligations	—	227,370,691	—
U.S. treasury obligations	—	520,614	—
Short-term investments	3,915,000	31,379,998	—

Totals by level	$1,194,734,113	$838,757,865	$7,115
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(276,591)	$—
Futures contracts	1,303,136	—	—
Written options outstanding	—	(493,316)	—
TBA sale commitments	—	(15,274,061)	—
Interest rate swap contracts	—	(658,188)	—
Total return swap contracts	—	(193,672)	—
Credit default contracts	—	2,802,567	—

Totals by level	$1,303,136	$(14,093,261)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$25,000
Written equity option contracts (contract amount)	$12,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$67,000,000
Centrally cleared interest rate swap contracts (notional)	$281,400
OTC total return swap contracts (notional)	$256,700,000
OTC credit default contracts (notional)	$6,300,000
Centrally cleared credit default contracts (notional)	$82,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com